UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07618

                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
               (Exact name of registrant as specified in charter)
              1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                          Principal
                                                             Amount
                                                              (000)            Value
------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--96.9%
Long-Term Municipal Bonds--92.3%
Arizona--79.4%
Arizona Cap Facs Fin Corp Student Hsg Rev
   (Arizona St Univ Proj) Ser 00
   6.25%, 9/01/32                                         $   2,000    $   2,097,420
Arizona Health Facs Auth Rev
   (Blood System, Inc.) Ser 04
   5.00%, 4/01/19                                               750          787,853
Arizona Sate Transn Brd Hwy Rev
   Ser 04B
   5.00%, 7/01/24                                             4,000        4,311,960
Arizona School Brd Fac Rev
   Ser 01
   5.00%, 7/01/19                                             6,730        7,263,352
   AMBAC Ser 04
   9.11%, 7/01/16(a)(b)                                       5,000        6,764,099
Arizona State Univ Ctfs Partn
   (Research Infrastructure Projs)
   AMBAC Ser 05A
   5.00%, 9/01/23(c)                                          2,000        2,150,460
Arizona State Univ Revs
   AMBAC Ser 05
   5.00%, 7/01/26                                             1,000        1,073,990
Arizona Student Loan Auth
   (Student Loan Rev)
   Ser 99B-1 AMT
   5.90%, 5/01/24                                             1,500        1,608,090
Arizona Tourism & Sports Auth Tax Rev
   (Multipurpose Stadium Fac) MBIA Ser 03A
   5.00%, 7/01/25                                             2,400        2,552,544
Estrella Mtn Ranch Cmnty Fac Dist
   (Golf Village) Ser 01A
   7.875%, 7/01/25                                            3,593        3,989,883
   (Desert Village)
   7.375%, 7/01/27                                            1,833        2,004,550
Gilbert Wtr Res Mun Ppty Corp.
   (Wastewater Sys & Util Rev) Ser 04
   4.90%, 4/01/19                                             2,500        2,521,700
Glendale IDA Ed Fac
   (Midwestern Univ) Ser 01A
   5.875%, 5/15/31                                            3,770        4,111,939
   (Midwestern Univ) CONNIE LEE
   Ser 96A
   6.00%, 5/15/26                                               475          495,686
Goodyear Cmnty Fac Dist
   (Palm Valley) Ser 96C
   7.25%, 7/01/16                                             3,009        3,136,762
Goodyear IDA Water & Sewer Rev
   (Litchfield Pk Svc Proj) Ser 99 AMT
   5.95%, 10/01/23                                            3,160        3,281,249
Greater Arizona Dev Auth Infrastructure Rev
   MBIA Ser 05A
   5.00%, 8/01/21                                             1,600        1,745,360
Hassayampa Cmnty Fac Dist #2
   (Forest Ridge Estates) Ser 00
   7.50%, 7/01/24                                               835          925,380
Hassayampa Cmnty Fac District
   Ser 96
   7.75%, 7/01/21                                             2,915        3,095,672
Maricopa Cnty  MFHR
   (Syl-Mar Apts Proj) GNMA Ser 01 AMT
   6.10%, 4/20/36                                             2,470        2,677,579
   (Tierra Antigua Proj)
   AMBAC Ser 01A-1 AMT
   5.40%, 6/01/34                                             2,765        2,855,388

                                                          Principal
                                                             Amount
                                                              (000)            Value
------------------------------------------------------------------------------------
Maricopa Cnty SFMR
   (Mortgage Rev)
   GNMA/FNMA/FHLMC AMT
   Ser 00-1C
   6.25%, 12/01/30                                        $     180    $     186,849
   Ser 01
   5.63%, 3/01/33                                             1,655        1,720,621
   Ser 02-B1
   6.20%, 3/01/34                                             1,140        1,185,224
Mesa Arizona Street & Highway Rev FSA
   Ser 05
   5.00%, 7/01/24                                             5,000        5,391,200
Mesa Cnty IDA Health Fac
   (Discovery Hlth Sys) MBIA Ser 99A
   5.75%, 1/01/25                                            15,000       16,843,799
Mohave Cnty IDA MFHR
   (Chris & Silver Ridge) GNMA Ser 96
   6.375%, 11/01/31                                             295          310,998
Northern Arizona University Ctfs Partn
   (Northern Arizona University Research Projs)
   AMBAC Ser 04
   5.125%, 9/01/21-9/01/24                                    7,140        7,817,548
Phoenix Hlth Facs Auth Hosp Rev
   (Children's Hospital) Ser 02A
   6.00%, 2/15/32                                             5,700        5,828,592
Phoenix IDA SFMR
   (Mortgage Rev) GNMA Ser 02A-1 AMT
   5.75%, 9/01/33                                               510          526,835
Pima Cnty IDA MFHR
   (La Hacienda) GNMA Ser 99
   7.00%, 12/20/31                                            1,290        1,410,821
Pima Cnty IDA SFMR
   (Mortgage Rev) GNMA/FNMA AMT
   Ser 01A-1
   5.35%, 11/01/24                                              170          171,953
   Ser 99B-1
   6.10%, 5/01/31                                               190          198,379
Pima Cnyt IDA Ed Rev
   (Horizon Cmnty Learning Ctr) Ser 05
   5.125%, 6/01/20                                            1,500        1,546,530
Pinal Cnty Ctfs Partn
   Ser 04
   5.00%, 12/01/24                                            3,780        3,964,842
Pinal Cnty Prop Corp.
   AMBAC Ser 01
   5.125%, 6/01/21                                            1,000        1,076,340
Pronghorn Ranch Cmnty Fac Dist
   Ser 01
   7.00%, 7/15/27                                             2,000        2,120,000
Show Low Assessment Dist # 6
   (Torreon) ACA Ser 00
   6.00%, 1/01/18                                               960        1,043,165
Stoneridge Cmnty Fac Dist
   Ser 01
   6.75%, 7/15/26                                             3,250        3,537,463
Sundance Cmnty Fac Dist
   Ser 02
   7.75%, 7/01/22                                             2,800        2,891,840
Tax Exempt Mun Infrastructure Impt Trade MD
   Ser 04B - CI.A
   4.05%, 12/01/08(b)                                         4,470        4,443,180
Tolleson IDA MFHR
   (Copper Cove) GNMA Ser 01A AMT
   5.50%, 11/20/41                                            5,825        6,076,582

                                                          Principal
                                                             Amount
                                                              (000)            Value
------------------------------------------------------------------------------------
Tucson & Pima Hsg Fin Auth SFMR
   (Mortgage Rev) GNMA/FNMA AMT
   Ser 01
   6.35%, 1/01/34                                         $   1,785    $   1,829,679
   Ser 02A
   5.50%, 1/01/35                                               750          778,080
Tucson Airport Auth Rev
   AMBAC Ser 01 AMT
   5.35%, 6/01/31                                             6,475        6,798,296
Tucson Arizona COP
   MBIA Ser 04A
   5.00%, 7/01/23-7/01/24                                     6,100        6,546,897
Tucson Higher Ed
   (University Arizona) AMBAC Ser 02A
   5.00%, 7/15/32                                             1,000        1,047,600
University of Arizona Ctfs Partn
   AMBAC Ser 03
   7.904%, 6/01/15(a)                                         4,020        4,972,016
West Campus Hsg LLC Arizona Student Hsg Rev
   (Ariz State University West Campus) AMBAC Ser 05
   5.00%, 7/01/30                                             1,500        1,599,570
Yavapai Cnty Hosp Rev
   (Regional Medical Center) RADIAN
   Ser 03A
   5.25%, 8/01/21                                             4,000        4,270,720
                                                                       -------------
                                                                         155,586,535
                                                                       -------------
California--1.6%
California State GO
   5.00%, 2/01/33                                             3,020        3,189,489
                                                                       -------------

Florida--1.0%
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                             1,000        1,094,070
Fiddler's Creek Cmnty Dev Dist
   Ser 99B
   5.80%, 5/01/21                                               890          932,845
                                                                       -------------
                                                                           2,026,915
                                                                       -------------
Puerto Rico--8.6%
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22(d)                                          8,000        8,777,680
Puerto Rico GO
   FGIC Ser 02A
   5.00%, 7/01/32                                             2,500        2,784,675
Puerto Rico Hwy & Trans Auth Rev
   FSA Ser 02D
   5.00%, 7/01/32                                             3,400        3,596,928
Puerto Rico Ind Fin Auth Hlth Fac
   (Ascension Health) Ser 00A
   6.125%, 11/15/30                                           1,500        1,695,390
                                                                       -------------
                                                                          16,854,673
                                                                       -------------
Texas--1.0%
Texas Turnpike Auth Rev
   AMBAC Ser 02A
   5.50%, 8/15/39                                             1,750        1,914,343
                                                                       -------------
Virgin Islands--0.7%
Virgin Islands Pub Fin Auth Rev
   ACA Ser 03
   5.00%, 10/01/31                                            1,250        1,302,475
                                                                       -------------
Total Long-Term Municipal Bonds                                          180,874,430
   (cost $171,107,879)                                                 -------------

                                                          Principal
                                                             Amount
                                                              (000)            Value
------------------------------------------------------------------------------------
Short-Term Municipal Notes(e)--4.6%
Arizona--3.0%
Coconino Cnty PCR
   (Arizona Public Service Co.)
   Ser 98 AMT
   2.38%, 11/01/33                                        $   1,000    $   1,000,000
Phoenix Arizona Civic Import Corp. Water System Rev
   MBIA Ser 05
   2.31%, 7/01/24                                             5,000        5,000,000
                                                                       -------------
                                                                           6,000,000
                                                                       -------------
Minnesota--0.6%
Minnesota State Higher Ed Facs Auth Rev
   (St.Olaf College) Ser 02
   2.30%, 10/01/20                                            1,225        1,225,000
                                                                       -------------
Texas--1.0%
Gulf Coast Waste Disp Auth
(Amoco Oil Proj) Ser 95 AMT
   2.36%, 7/01/27                                             1,900        1,900,000
                                                                       -------------
Total Short-Term Municipal Notes                                           9,125,000
   (cost $9,124,250)                                                   -------------
Total Investments--96.9%
   (cost $180,232,129)                                                   189,999,430

Other assets less liabilities--3.1%                                        6,010,238
                                                                       -------------
Net Assets--100%                                                       $ 196,009,668
                                                                       -------------

FINANCIAL FUTURES CONTRACTS

                                                                                        Value at
                              Number of                 Expiration                       June 30,    Unrealized
          Type                Contracts     Position       Month      Original Value       2005     Appreciation
----------------------       -----------   ----------  ------------  ----------------   ----------  ------------
U.S. Treasury Note                                      September
10 Yr Futures                    26           Short        2005         $2,956,590      $2,950,188     $6,403
U.S. Treasury Note                                      September
10 Yr Swap Futures               21           Short        2005         $2,371,609      $2,370,375     $1,234

INTEREST RATE SWAP CONTRACTS

                                                                               Rate Type
                                                                 ------------------------------------
                              Notional                               Payment              Payment
           Swap                Amount          Termination           made by            received by        Unrealized
       Counterparty            (000)            date              the Portfolio        the Portfolio      Appreciation
----------------------------------------------------------------------------------------------------------------------
      Citigroup, Inc.          $1,900            6/22/07               BMA*                2.962%           $ 1,041
    Goldman Sachs & Co.        11,100             2/3/06              76.48%                BMA*             (8,010)
                                                                       of
                                                                  1 Month Libor+
         JPMorgan              1,800             4/05/07               BMA*                2.988%             3,145
                                                                                         85.10% of
       Merrill Lynch           11,100             2/3/06               BMA*            1 Month LIBOR+        35,797


*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)

(a) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of this security amounted to $11,207,279 or 5.72% of the net assets
(c) Position, or portion thereof with an aggregate market value of $53,762 has been segregated to collateralize margin requirements for open futures contracts.
(d) Represents entire or partial position segregated as collateral for interest rate swap.
(e)   Variable rate coupon, rate shown as of June 30, 2005.

      Glossary of Terms:

      ACA             American Capital Access
      AMBAC           American Municipal Bond Assurance Corporation
      AMT             Alternative Minimum Tax
      CONNIE LEE      Connie Lee Insurance Company
      COP             Certificate of Participation
      FHLMC           Federal Home Loan Mortgage Corporation
      FNMA            Federal National Mortgage Association
      FSA             Financial Security Assurance, Inc.
      GNMA            Government National Mortgage Association
      GO              General Obligation
      IDA             Industrial Development Authority
      MBIA            Municipal Bond Investors Assurance
      MFHR            Multi-Family Housing Revenue
      PCR             Pollution Control Revenue
      RADIAN          Radian Group, Inc.
      SFMR            Single Family Mortgage Revenue
      XLCA            XL Capital Assurance, Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                     Principal
                                                        Amount
                                                         (000)            Value
-------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES--101.3%
Long-Term Municipal Bonds--95.9%
Florida--86.5%
Beacon Tradeport Cmnty Dev Dist
   Ser 02B
   7.25%, 5/01/33                                    $   1,770    $   1,894,874
Bonnet Creek Resort Cmnty Dev Dist
   Ser 02
   7.25%, 5/01/18                                        2,000        2,158,020
Capital Trust Agy Arpt Fac
   (Cargo Acq Grp) Ser 02 AMT
   6.25%, 1/01/19                                          500          515,315
   (Cargo Acq Grp) Ser 03 AMT
   5.75%, 1/01/32                                        2,000        2,016,820
Concorde Estates Cmnty Dev Dist
   Ser 04B
   5.00%, 5/01/11                                        1,600        1,620,000
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                        2,240        2,396,419
Dade Cnty Hsg Fin Auth MFHR
   (Golden Lakes Apts) Ser 97A AMT
   6.00%, 11/01/32                                         250          258,603
   6.05%, 11/01/39                                         750          776,363
Deltona Util Sys Rev
   MBIA Ser 03
   5.125%, 10/01/27                                      2,440        2,613,167
Escambia Cnty PCR
   (Champion Int'l Corp) Ser 96 AMT
   6.40%, 9/01/30                                        5,000        5,180,100
Florida Hsg Fin Agy MFHR
   (Turtle Creek Apts) AMBAC Ser 96C AMT
   6.20%, 5/01/36                                        3,245        3,344,297
Florida Hsg Fin Corp MFHR
   (Cobblestone Apts)
   GNMA Ser 00K-1 AMT
   6.10%, 6/01/42                                        7,780        8,341,638
   (Logans Pointe Apts) FSA Ser 99 AMT
   6.00%, 6/01/39                                        5,080        5,385,054
   (Mystic Pointe II) GNMA Ser 00 AMT
   6.30%, 12/01/41                                       1,165        1,254,693
   (Raintree Apts) GNMA Ser 00 AMT
   6.05%, 3/01/42 (a)                                    5,805        6,163,749
   (Sabal Chase Apts) FSA Ser 00 AMT
   6.00%, 5/01/40                                        3,650        3,816,513
   (Spring Harbor Apts) Ser 99C-1 AMT
   5.90%, 8/01/39                                        2,540        2,644,750
   (Walker Ave Club) FSA Ser 00L-1 AMT
   6.00%, 12/01/38                                       3,435        3,613,929
   (Waverly Apts) FSA Ser 00C-1 AMT
   6.50%, 7/01/40                                        2,790        2,999,585
Florida State Correctional Privatization
   Comm COP
   AMBAC Ser 04B
   5.00%, 8/01/24                                        3,330        3,583,746
Florida State Brd of Ed Lottery Rev
   Ser 03A
   5.00%, 7/01/19                                        4,890        5,360,174
Florida State Brd of Ed GO
   MBIA Ser 02A
   5.00%, 6/01/32 (b)                                    2,500        2,640,100
Gateway Cmnty Dev Dist
   (Sun City) Ser 03B
   5.50%, 5/01/10                                          625          640,963
Hamal Cmnty Dev Dist
   Ser 01

                                                     Principal
                                                        Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
   6.65%, 5/01/21                                    $   1,100    $   1,167,826
Herons Glen Recreation District
   Ser 99
   5.90%, 5/01/19                                        2,680        2,786,878
Highlands Cnty Hlth Facs Auth
   (Adventist/Sunbelt Hosp) Ser 01A
   6.00%, 11/15/31                                       2,000        2,194,340
Hillsborough Cnty Fla Rev
   (Tampa Bay Arena)
   5.00%, 10/01/25                                       3,000        3,221,070
Indian Trace Dev Dist Special Assessment
   (Water Management Special Benefit) MBIA
   Ser 05
   5.00%, 5/01/22                                          680          740,833
Jacksonville Electrical Auth
   AMBAC Ser 02B
   5.00%, 10/01/26                                       3,925        4,156,614
   MBIA Ser 02A
   5.50%, 10/01/41                                       5,000        5,208,800
   Series 02A
   5.50%, 10/01/41                                       3,750        3,976,200
Lakeland Water & Wastewater Floater Rev
   Ser 04
   7.901%, 10/01/10(c)(d)                                5,000        5,765,000
Lee Cnty Arpt Rev
   (Southwest Int'l Arpt) FSA Ser 00A AMT
   6.00%, 10/01/32                                      13,500       14,913,314
Lee Cnty Fla Transn Facs
   (Sanibel Brdgs & Causeway) Ser 05B CIFG
   5.00%, 10/01/30                                         700          744,961
Lee Cnty Hlth Facs Auth Rev
   (Shell Point) Ser 99A
   5.50%, 11/15/29                                       2,000        2,012,980
Manatee Cnty Hsg Fin Agy SFMR
   (Mortgage Rev) GNMA
   Ser 96-1 AMT
   5.625%, 11/01/14                                         65           65,086
   Ser 99 AMT
   6.25%, 11/01/28                                         675          686,684
Marshall Creek Cmnty Dev Dist
   Ser 02A
   6.625%, 5/01/32                                       1,000        1,069,390
Miami Beach Health Facs Auth Rev
   (Mt Sinai Med Ctr) Ser 01A
   6.80%, 11/15/31                                       4,100        4,498,315
Miami-Dade Cnty Hsg Fin Auth MFHR
   (Cntry Club Villas Apts) Ser 99A AMT
   6.20%, 10/01/39                                       5,145        5,430,908
   (Marbrisa Apts) FSA Ser 00-2A AMT
   6.15%, 8/01/38                                        1,515        1,627,701
Miami-Dade Cnty Hsg Fin Auth SFMR
   (Home Ownership Mortgage) GNMA/FNMA
   Ser 00A-1 AMT
   6.00%, 10/01/32                                       1,140        1,155,515
Miromar Lakes Cmnty Dev Dist
   Ser 00A
   7.25%, 5/01/12                                        3,445        3,684,014
North Broward Hosp Rev
   Ser 01
   6.00%, 1/15/31                                        1,700        1,828,146
North Miami Hlth Facs Auth Rev
   (Catholic Hlth Svcs Oblig Grp) Ser 96
   6.00%, 8/15/24                                        1,200        1,242,960
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32                                        1,120        1,170,859
Northern Palm Beach Cnty Impt Dist
   (Mirasol Unit #43)

                                                     Principal
                                                        Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
   6.10%, 8/01/21                                    $     710    $     750,328
   6.125%, 8/01/31                                       1,000        1,049,180
Orange Cnty Hospital Rev
   (Orlando Regional) Ser 02
   5.75%, 12/01/32                                       1,320        1,436,701
Orange Cnty Hsg Fin Auth MFHR
   (Loma Vista Proj) Ser 99G AMT
   5.50%, 3/01/32                                        2,000        2,020,040
Orange Cnty Sch Brd Ctfs Partn
   AMBAC Ser 04
   12.33%, 8/01/10 (c)(d)                                2,000        2,890,000
Orange County Hlth Facs Auth Rev
   (Mayflower Retirement Proj)
   Asset Gty Ser 99
   5.25%, 6/01/29                                        1,060        1,111,378
Orlando Util Cmnty Wtr & Elec Rev
   Ser 02C
   5.00%, 10/01/27                                       7,000        7,395,080
Osceola Cnty Sch Brd Ctfs Partn
   FGIC Ser 04A
   5.00%, 6/01/23                                        2,955        3,175,000
Palm Beach Cnty IDR
   (Lourdes-McKeen Residence) Ser 96
   6.625%, 12/01/26                                      4,000        4,293,360
Preserve at Wilderness Lake
   Cmnty Dev Dist
   Ser 02A
   7.10%, 5/01/33                                        1,485        1,606,666
South Miami Health Facs Hosp Rev
   (Baptist Health)
   5.25%, 11/15/33                                       2,000        2,095,260
St. Johns Cmnty Dev Dist
   (Julington Creek Plantation) Ser 97
   7.125%, 5/01/19                                       7,725        8,479,037
Tallahassee Hosp Rev
   (Tallahassee Memorial) Ser 00
   6.375%, 12/01/30                                      2,750        2,956,525
Tampa Higher Ed
   (Tampa University Proj) RADIAN Ser 02
   5.625%, 4/01/32                                       3,175        3,482,689
Village Ctr Cmnty Dev Dist
   5.125%, 10/01/28                                      1,000        1,074,900
Volusia Cnty Ed Fac Auth
   (Embry Riddle Aero Univ) Ser 99A
   5.75%, 10/15/29                                       2,000        2,108,640
Waterlefe Cmnty Dev Dist
   Ser 01
   6.95%, 5/01/31                                          710          766,949
Westchester Cmnty Dev Dist
   Ser 03
   6.00%, 5/01/23                                        1,500        1,577,970
                                                                  -------------
                                                                    186,836,969
                                                                  -------------
California--1.4%
California State GO
   5.00%, 2/01/32                                        2,850        2,992,643
                                                                  -------------
Connecticut--2.8%
Connecticut State GO
   MBIA Ser 04
   7.411%, 12/01/11(c)(d)                                5,000        6,066,000
                                                                  -------------
Illinois--0.4%
Manhattan
   (No 04-1 Brookstone Springs PJ)
   5.875%, 3/01/28                                         775          775,000
                                                                  -------------

                                                    Principal
                                                        Amount
                                                         (000)            Value
-------------------------------------------------------------------------------

New Jersey--2.3%
Garden St Preservation TR
   (Open Space & Farmland) Ser 05A
   5.80%, 11/01/16                                   $   2,400    $   2,812,920
New Jersey Economic Dev Auth
   (School Facilities Construction)
   FGIC Ser 05K
   5.25%, 12/15/15                                       2,000        2,275,720
                                                                  -------------
                                                                      5,088,640
                                                                  -------------
Ohio--1.5%
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31                                       3,000        3,197,340
                                                                  -------------
South Carolina--1.0%
South Carolina State Pub SVC Auth
   MBIA Ser 05B
   5.00%, 1/01/17                                        2,000        2,185,940
                                                                  -------------
Total Long-Term Municipal Bonds
   (cost $194,402,065)                                              207,142,532
                                                                  -------------
Short-Term Municipal Notes (e)--5.4%
Florida -3.2%
Dade Cnty Fla Indl Dev Auth Exempt Facs Rev
   (Florida Pwr & Lt Co)
   2.31%, 6/01/21                                          500          500,000
Reedy Creek Fla Impt Dist Fla Utils Rev AMBAC
   2.31%, 10/01/24                                       6,475        6,475,000
                                                                  -------------
                                                                      6,975,000
                                                                  -------------
Minnesota--1.9%
Maple Grove Minn Economic Dev Rev
   (Heritage Christian Academy)
   2.29%, 7/01/29                                        4,185        4,185,000
                                                                  -------------

Texas--0.3%
Gulf Coast Waste Disp Auth Texpollutn Ctl Rev
   (Amoco Oil Co Proj)
   2.36%, 5/01/23                                          600          600,000
                                                                  -------------
Total Short-Term Municipal Notes
   (cost $11,759,029)                                                11,760,000
                                                                  -------------
Total Investments--101.3%
   (cost $206,161,094)                                              218,902,532
Other assets less liabilities--(1.3%)                                (2,914,837)
                                                                  -------------
Net Assets--100%                                                  $ 215,987,695
                                                                  -------------

FINANCIAL FUTURES CONTRACTS

                                                                                                  Value at
                               Number of                 Expiration                                June 30,         Unrealized
          Type                 Contracts     Position      Month           Original Value            2005          Appreciation
-------------------------    ------------   ----------  ------------      ---------------        -----------      --------------
   U.S. Treasury Note                                    September
     10 Yr Futures                23           Short        2005             $2,611,492           $2,609,781          $1,711

INTREST RATE SWAP CONTRACTS

                                                             Rate Type
                                                  -----------------------------------       Unrealized
    Swap            Notional      Termination     Payment made by   Payments received      Appreciation/
Counterparty      Amount (000)        Date         the Portfolio     by the Portfolio     (Depreciation)
------------      ------------    ------------    ---------------   -----------------     --------------
Citigroup, Inc.     $  2,200         6/22/07            BMA*              2.962%             $  1,206
                                                       76.48%
                                                        of
Goldman Sachs         12,900         2/03/06      1 Month  LIBOR+          BMA*                (9,309)
JPMorgan               5,000         7/08/05           1.257%              BMA                 16,867

JPMorgan               2,000         4/05/07            BMA*              2.988%                3,494

Merrill Lynch          2,200         9/13/05            BMA*              3.46%                (5,836)

Merrill Lynch          3,100        10/04/05            BMA*              3.758%               69,641

Merrill Lynch          1,025        10/04/05            BMA*              3.745%               21,908

                                                                        85.10% of
Merrill Lynch         12,900         2/03/06            BMA*          1 Month LIBOR+           41,601

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)


CREDIT DEFAULT SWAP CONTRACTS

                                Notional
Swap Counterparty &              Amount    Interest   Termination    Unrealized
Referenced Obligation           (000's)      Rate         Date      Appreciation
--------------------------------------------------------------------------------
Buy Contracts:
--------------
Merrill Lynch
Commonwealth of Puerto Rico
5.00%, 7/01/18                    500       0.15%       6/20/10         $534

(a) Represents entire or partial position segregated as collateral for interest rate swap.
(b) Position or portion thereof with an aggregate market value of $26,401 has been segregated to collateralize margin requirements for open futures contracts.
(c) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of this security amounted to $14,721,000 or 6.82% of the net assets.
(e)   Variable rate coupon, rate shown as of June 30, 2005.

      Glossary of Terms:

      AMBAC       American Municipal Bond Assurance Corporation
      AMT         Alternative Minimum Tax
      BAN         Bond Anticipation Note
      COP         Certificate of Participation
      FGIC        Financial Guaranty Insurance Company
      FNMA        Federal National Mortgage Association
      FSA         Financial Security Assurance, Inc.
      GNMA        Government National Mortgage Association
      GO          General Obligation
      IDR         Industrial Development Revenue
      MBIA        Municipal Bond Investors Assurance
      MFHR        Multi-Family Housing Revenue
      PCR         Pollution Control Revenue
      RADIAN      Radian Group, Inc.
      SFMR        Single Family Mortgage Revenue

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                   Principal
                                                      Amount
                                                       (000)              Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--105.1%
Long-Term Municipal Bonds--99.0%
Massachusetts--73.8%
Massachusetts Bay Trans Auth
   Ser 04A
   5.25%, 7/01/21                                  $   2,000     $    2,279,440
Massachusetts Dev Fin Agy
   (Massachusetts Biomedical) Ser 00C
   6.25%, 8/01/20                                      3,000          3,347,490
   (Worcester Redev) Asset Gty Ser 99
   5.25%, 6/01/19                                      2,350          2,509,495
Massachusetts Ed Fac
   (Massachusetts College of Pharmacy)
   Ser 99B
   6.75%, 7/01/30                                      3,350          3,901,377
   (Suffolk Univ) Ser 99
   5.85%, 7/01/29                                      1,375          1,458,201
Massachusetts Ed Fin Auth
   (Educational Loan) MBIA Ser 00G AMT
   6.00%, 12/01/16                                     1,215          1,260,490
Massachusetts Hlth & Ed Fac Auth
   (Berkshire Healthcare) Asset Gty Ser 01E
   5.70%, 10/01/25                                     4,000          4,424,000
   (Cape Cod Healthcare) Asset Gty Ser 01C
   5.25%, 11/15/31                                     2,600          2,767,778
   (Covenant Medical Center) Ser 02
   6.00%, 7/01/31                                      2,500          2,732,075
   (New England Med Ctr) FGIC Ser 02H
   5.00%, 5/15/25                                      2,000          2,111,460
   (Partners Healthcare System) Ser 01C
   5.75%, 7/01/32                                      4,000          4,398,680
   (University of Mass Proj) MBIA Ser 02C
   5.25%, 10/01/31(a)                                  6,440          6,970,462
   (Winchester Hosp) Ser 00E
   6.75%, 7/01/30                                      4,500          5,229,945
Massachusetts Hsg Fin Agy MFHR
   (Harbor Point) AMBAC Ser 96A AMT
   6.40%, 12/01/15                                     4,880          5,059,926
   (Rental Mtg)  AMT
   AMBAC Ser 95E
   6.00%, 7/01/41                                      4,900          5,168,569
   AMBAC Ser 00A
   6.00%, 7/01/37                                      2,680          2,750,618
   MBIA Ser 00H
   6.65%, 7/01/41                                      4,785          5,231,201
Massachusetts Ind Fin Agy MFHR
   (Heights Crossing) FHA Ser 95 AMT
   6.15%, 2/01/35                                      6,000          6,225,120
Massachusetts Port Auth Spec Fac
   (Bosfuel Corp) MBIA Ser 97 AMT
   6.00%, 7/01/36                                      6,155          6,484,538
   (US Air Proj) MBIA Ser 96A AMT
   5.875%, 9/01/23                                     2,000          2,094,560

                                                   Principal
                                                      Amount
                                                       (000)              Value
-------------------------------------------------------------------------------
Massachusetts State Health  & EDL Facs Auth Rev
   (Lahey Clinic Medical Center) Series 05C
   5.00%, 8/15/22                                  $   5,000     $    5,373,400
Massachusetts State Wtr Pollutn Abatement Tr
   (Pool Proj Bds) Ser 10
   5.00%, 8/01/24                                      5,000          5,384,950
Massachusetts State Dev Fin Agy
   (Pharmacy & Allied Health) Ser 05D
   5.00%, 7/01/24                                      3,500          3,714,725
Massachusetts State GO
   Ser 02
   Pre Refunded
   5.25%, 11/01/30                                     3,075          3,417,586
   Un Refunded
   5.25%, 11/01/30                                     1,925          2,139,464
   Ser 04
   7.60%, 8/01/16(b)(c)                                2,500          3,033,350
Massachusetts State Spl Oblig Rev
   (Cons Ln) Ser 05A
   5.00%, 6/01/23                                      1,500          1,621,605
                                                                 --------------
                                                                    101,090,505
                                                                 --------------
Arizona--6.6%
Goodyear IDA Water & Sewer Rev
   (Litchfield Pk Svc Proj) Ser 01 AMT
   6.75%, 10/01/31                                     5,160          5,466,401
Quailwood Meadows Cmnty Facs Dist
   6.125%, 7/15/29                                     1,000          1,019,710
Stoneridge Cmnty Fac Dist
   Ser 01
   6.75%, 7/15/26                                      2,365          2,574,184
                                                                 --------------
                                                                      9,060,295
                                                                 --------------
California--0.8%
California State GO
   5.25%, 11/01/25                                     1,000          1,086,190
                                                                 --------------
Florida--1.4%
Crossings at Fleming Island
   Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                      1,750          1,872,203
                                                                 --------------
Illinois--0.3%
Plano Spl Svc Area No.3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                        395            399,949
                                                                 --------------
Nevada--1.5%
Clark Cnty Impt Dist No. 142
   Ser 03
   6.10%, 8/01/18                                      1,000          1,030,130
Henderson Loc Impt Dist
   Ser 03
   5.80%, 3/01/23                                      1,000          1,031,240
                                                                 --------------
                                                                      2,061,370
                                                                 --------------
New Jersey--5.1%
Garden State Preservation TR
   (Open Space & Farmland) Series 05A
   5.80%, 11/01/17-11/01/21                            6,000          6,920,415
                                                                 -------------

                                                   Principal
                                                      Amount
                                                       (000)              Value
-------------------------------------------------------------------------------
Puerto Rico--9.1%
Puerto Rico Comwlth Hwy & Trans Auth Rev
   FGIC Ser 03
   7.13%, 7/01/14(b)(c)                            $   4,315     $    5,468,702
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22                                      6,400          7,022,144
                                                                 --------------
                                                                     12,490,846
                                                                 --------------
South Carolina--0.4%
South Carolina State Pub Svc Auth Rev
   5.00%, 1/01/17                                        500            546,485
                                                                 --------------
Total Long-Term Municipal Bonds
   (cost $126,442,585)                                              135,528,258
                                                                 --------------
Short-Term Municipal Notes(d)--6.1%
Massachusetts--6.1%
Massachusetts State Port Auth Rev AMBAC
   2.30%, 7/01/22                                      5,320          5,320,000
Massachusetts State GO
   (Central Artery) Series 00A
   2.31%, 12/01/30                                     2,000          2,000,000
   Ser 00B
   2.31%, 12/01/30                                       500            500,000
Massachusetts Water Resources Auth
   Series 02D
   2.25%, 8/01/17                                        500            500,000
                                                                 --------------
Total Short-Term Municipal Notes
   (cost $8,319,202)                                                  8,320,000
                                                                 --------------
Total Investments--105.1%
   (cost $134,761,787)                                              143,848,258
Other assets less liabilities--(5.1%)                                (6,960,350)
                                                                 --------------
Net Assets--100%                                                 $  136,887,908
                                                                 --------------

INTEREST RATE SWAP CONTRACTS

                                                                  Rate Type
                                                       -----------------------------------       Unrealized
       Swap              Notional      Termination     Payment made by   Payments received      Appreciation/
   Counterparty        Amount (000)        Date         the Portfolio     by the Portfolio     (Depreciation)
-------------------------------------------------------------------------------------------------------------
  Citigroup, Inc.          1,400          6/22/07            BMA*               2.962%            $   767
                                                           76.48% of
Goldman Sachs & Co.        8,000          2/03/06       1 Month LIBOR+           BMA*              (5,773)
     JPMorgan              1,200          4/05/07            BMA*               2.988%              2,097
   Merrill Lynch           1,000         10/05/05            BMA*               3.735%             20,501
   Merrill Lynch           3,500         12/01/05            BMA*               2.22%              (7,446)
                                                                              85.10% of
   Merrill Lynch           8,000          2/03/06            BMA*           1 Month LIBOR+          25,799

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)

(a) Represents entire or partial position segregated as collateral for interest rate swap.
(b) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $8,502,052 or 6.2% of net assets.
(d)   Variable rate coupon, rate shown as of June 30, 2005.

      Glossary of Terms:

      AMBAC         American Municipal Bond Assurance Corporation
      AMT           Alternative Minimum Tax
      FGIC          Financial Guaranty Insurance Company
      FHA           Federal Housing Authority
      GO            General Obligation
      IDA           Industrial Development Authority
      MBIA          Municipal Bond Investors Assurance
      MFHR          Multi-Family Housing Revenue
      XLCA          XL Capital Assurance, Inc.

ALLIANCE BERNSTEIN
MUNICIPAL INCOME FUND II
MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                    Principal
                                                       Amount
                                                        (000)             Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--99.2%
Long-Term Municipal Bonds--92.4%
Michigan--70.3%
Allen Park Pub Sch Dist
   Ser 03
   10.80%, 5/01/18(a)(b)                           $    4,745     $   6,114,453
Cedar Springs Pub Sch Dist
   Ser 03
   5.00%, 5/01/28                                       1,835         1,931,870
Charles Stewart Mott Cmnty Coll
   (Cmnty College Facs) MBIA
   5.00%, 5/01/21                                       1,675         1,819,754
Detroit School Board
   (School Board Loan Fund) FSA Ser 01A
   5.125%, 5/01/31                                      2,900         3,069,795
Detroit Tax Increment
   (Diamler/Chrysler Assembly Plant)
   Ser 98A
   5.50%, 5/01/21                                       1,640         1,527,316
Detroit Water Supply System
   FGIC Ser 01B
   5.50%, 7/01/33                                       3,550         3,910,751
Genesee County GO
   (Water Supply System) AMBAC Ser 04
   5.00%, 11/01/26                                      3,000         3,216,840
Kalamazoo Hosp Fin Auth
   (Borgess Med Ctr) FGIC Ser 94A
   7.81%, 6/01/11(a)                                    2,360         2,450,246
Kent Hosp Fin Auth Mich Rev
   (Metropolitan Hospital Proj) Ser 05A
   5.75%, 7/01/25                                         210           226,544
Lansing Water & Elec System
   FSA Ser 03A
   5.00%, 7/01/25                                       2,200         2,346,014
Michigan Higher Ed Fac
   (Hope College) Ser 02A
   5.90%, 4/01/32                                       3,465         3,779,657
Michigan Higher Ed Student Loan Auth
   AMBAC Ser 17G AMT
   5.20%, 9/01/20                                       3,500         3,752,105
Michigan Hosp Fin Auth
   (Crittenton Hospital) Ser 02A
   5.625%, 3/01/27                                      1,250         1,336,313
   (Trinity Health) Ser 00A
   6.00%, 12/01/27                                      1,485         1,650,652
Michigan Hsg Dev Auth MFHR
   (Arbor Pointe) GNMA Ser 99
   5.40%, 6/20/40                                       1,810         1,864,680
   (Danbury Manor) FNMA Ser 02A AMT
   5.30%, 6/01/35(c)                                    2,495         2,603,757
   (Oakbrook Villa Proj) GNMA Ser 00A AMT
   6.50%, 1/20/42                                       2,970         3,207,006
   (Rental Rev) AMBAC Ser 97A AMT
   6.10%, 10/01/33(c)                                   7,400         7,692,817
   (Rental Rev) Ser 02A AMT
   5.50%, 10/20/43                                      1,950         2,036,834
Michigan Hsg Dev Auth SFMR
   (Mortgage Rev) MBIA Ser 02B AMT
   5.50%, 6/01/30                                         235           242,468

                                                    Principal
                                                       Amount
                                                        (000)             Value
-------------------------------------------------------------------------------
Michigan Mun BD Auth Rev
   (Sch Dist City Of Detroit) FSA
   5.00%, 6/01/20                                  $    2,000     $   2,170,660
Michigan St Hosp Fin Auth Rev
   (Marquette Gen Hosp Oblig Grp A)
   5.00%, 5/15/26                                         485           498,274
Michigan State
   (Trunk Line Fund) FSA
   Ser 01A
   5.25%, 11/01/30                                      4,000         4,465,599
Michigan Strategic Fund
   (Detroit Edison) XLCA Ser 02C AMT
   5.45%, 12/15/32                                      3,000         3,237,450
   (Detroit Edison) MBIA Ser 95AA
   6.40%, 9/01/25                                       2,665         2,732,851
Michigan Strategic Fund Hlth Fac
   (Autumn Wood) GNMA Ser 02A
   5.20%, 12/20/22                                      3,000         3,208,080
   (Holland Home) Ser 98
   5.75%, 11/15/18 - 11/15/28                           2,000         2,055,160
Midland Cnty PCR
   (CMS Energy) Ser 00A AMT
   6.875%, 7/23/09                                      2,000         2,105,860
North Muskegon Sch Dist
   Ser 03
   5.25%, 5/01/28                                       1,500         1,614,315
Olivet School Board Fund
   Ser 02
   5.125%, 5/01/28                                      1,065         1,131,286
Ovid Elsie Schools Board Fund
   Ser 02
   5.00%, 5/01/25                                       2,650         2,801,050
Pontiac Tax Increment Fin Auth
   (Dev Area # 3) Ser 02
   6.25%, 6/01/22                                       2,780         2,932,400
   6.375%, 6/01/31                                      3,250         3,365,018
Romulus Tax Increment Fin Auth
   Ser 94
   6.75%, 11/01/19                                      1,585         1,667,151
Royal Oak Hosp Fin Auth
   (William Beaumont Hosp) MBIA Ser 01M
   5.25%, 11/15/35                                      3,200         3,361,920
Saginaw Hosp Fin Auth
   (Convenant Medical Ctr) Ser 00F
   6.50%, 7/01/30                                       1,770         1,966,647
Southfield Michigan Libr Bldg Auth MBIA
   5.00%, 5/01/25                                       3,340         3,575,203
                                                                  -------------
                                                                     97,668,796
                                                                  -------------
California--3.7%
California Health Fac Fin Auth
   (Sutter Heath) Ser 00A
   6.25%, 8/15/35                                       3,600         4,100,292
California State GO
   5.25%, 11/01/25                                      1,000         1,086,190
                                                                  -------------
                                                                      5,186,482
                                                                  -------------

                                                    Principal
                                                       Amount
                                                        (000)             Value
-------------------------------------------------------------------------------
Florida--5.8%
Capital Trust Agy Rev
   (Cargo Acq Grp) Ser 03 AMT
   5.75%, 1/01/32                                  $    1,500     $   1,512,615
Collier Cnty Cmnty Dev Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18                                       1,490         1,563,844
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                       1,835         1,963,138
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                         985         1,077,659
Gateway Cmnty Dev Dist
   (Sun City) Ser 03B
   5.50%, 5/01/10                                         665           681,984
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32                                         810           846,782
Waterlefe Cmnty Dev Dist
   Ser 01B
   6.25%, 5/01/10                                         415           424,122
                                                                  -------------
                                                                      8,070,144
                                                                  -------------
Illinois--1.0%
Antioch Village Spl Svc Area
   (Clublands Proj) Ser 03
   6.625%, 3/01/33                                        500           510,860
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33                                        500           510,860
Plano Spl Svc Area No.3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                         395           399,949
                                                                  -------------
                                                                      1,421,669
                                                                  -------------
Puerto Rico--11.6%
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22(d)                                    5,000         5,486,049
Puerto Rico Hsg Fin Corp SFMR
   (Mortgage Rev)  AMT
   Ser 01B GNMA
   5.50%, 12/01/23                                      2,080         2,145,354
   Ser 01C AMT
   5.30%, 12/01/28                                      1,825         1,865,698
Puerto Rico Ind Fin Auth Hlth Fac
   (Ascension Health) Ser 00A
   6.125%, 11/15/30                                     3,000         3,390,780
Puerto Rico Pub Fin Corp
   MBIA Ser 01A
   5.00%, 8/01/31                                       2,875         3,173,368
                                                                  -------------
                                                                     16,061,249
                                                                  -------------
Total Long-Term Municipal Bonds
   (cost $120,600,644)                                              128,408,340
                                                                  -------------

                                                    Principal
                                                       Amount
                                                        (000)             Value
-------------------------------------------------------------------------------
Short-Term Municipal Notes(e)--6.8%
Michigan--6.4%
Michigan State Grant Antic Nts
   Ser 01D
   2.25%, 9/15/08                                  $    3,375     $   3,375,000
Michigan State Hsg Dev Auth Rental Hsg Rev
   Ser 04A AMT
   2.28%, 10/01/39                                      4,000         4,000,000
Michigan State Strategic Fund Ltd Oblig Rev
   (Henry Ford Museum Vlg Proj)
   2.23%, 12/01/33                                      1,000         1,000,000
University Mich Univ Revs
   (Med Svc Plan) Ser 98A-1
   2.25%, 12/01/21                                        565           565,000
                                                                  -------------
                                                                      8,940,000
                                                                  -------------
New York--0.4%
New York NY City Transitional  Fin Auth Rev
   (NYC Recovery) Ser 1
   2.18%, 11/01/22                                        500           500,000
                                                                  -------------
Total Short-Term Municipal Notes
   (cost $9,440,000)                                                  9,440,000
                                                                  -------------
Total Investments--99.2%
   (cost $130,040,644)                                              137,848,340
Other assets less liabilities--0.8%                                   1,131,651
                                                                  -------------
Net Assets--100%                                                  $ 138,979,991
                                                                  -------------

FINANCIAL FUTURES CONTRACTS

                                                                                                  Value at
                               Number of                 Expiration                                June 30,         Unrealized
          Type                 Contracts     Position      Month           Original Value            2005          Depreciation
-------------------------    ------------   ----------  ------------      ---------------        -----------      --------------
   U.S. Treasury Note                                    September
     10 Yr Futures                34           Short        2005             $3,850,019           $3,857,938          $(7,919)

INTREST RATE SWAP CONTRACTS

                                                                    Rate Type
                                                        -----------------------------------       Unrealized
        Swap              Notional      Termination     Payment made by   Payments received      Appreciation/
    Counterparty        Amount (000)        Date         the Portfolio     by the Portfolio     (Depreciation)
--------------------    ------------    ------------    ---------------   -----------------     --------------
  Citigroup, Inc.         $  1,400         6/22/07            BMA*              2.962%             $    767

Goldman Sachs & Co.          8,000         2/03/06         76.48% of             BMA*                (5,773)
                                                        1 Month LIBOR+

    JPMorgan                 8,000         9/22/05                                                    1,029

    JPMorgan                 1,300         4/05/07            BMA*              2.988%                2,271

  Merrill Lynch              1,400         9/13/05            BMA*              3.46%                (3,714)

  Merrill Lynch              8,000         2/03/06            BMA*             85.10% OF             25,799
                                                                            1 Month LIBOR+

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)

CREDIT DEFAULT SWAP CONTRACTS

                               Notional
Swap Counterparty &             Amount                                                Unrealized
Referenced Obligation           (000)        Interest Rate      Termination Date     Appreciation
---------------------           -----        -------------      ----------------     ------------
Buy Contract:
-------------

Merrill Lynch
Commonwealth of Puerto Rico
5.00%, 07/01/18                  $ 600           0.15%              6/20/10              $641



(a) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $6,114,453 or 4.4% of net assets.
(c) Represents entire or partial position segregated as collateral for interest rate swap.
(d) Position, or portion there of with an aggregate market value of $581,521 has been segregated to collateralize margin requirements for open futures contracts sold.
(e)   Variable rate coupon, rate shown as of June 30, 2005.

      Glossary of Terms:

      AMBAC        American Municipal Bond Assurance Corporation
      AMT          Alternative Minimum Tax
      FGIC         Financial Guaranty Insurance Company
      FNMA         Federal National Mortgage Association
      FSA          Financial Security Assurance, Inc.
      GNMA         Government National Mortgage Association
      GO           General Obligation
      MBIA         Municipal Bond Investors Assurance
      MFHR         Multi-Family Housing Revenue
      PCR          Pollution Control Revenue
      SFMR         Single Family Mortgage Revenue
      XLCA         XL Capital Assurance, Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                      Principal
                                                         Amount
                                                          (000)            Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--98.6%
Long-Term Municipal Bonds--96.2%
Minnesota--96.2%
Bemidji Hlth Fac
   (North Country Hlth Svcs) RADIAN Ser 02
   5.00%, 9/01/31                                     $   1,500    $   1,555,560
Brooklyn Park MFHR
   (Brooks Landing) FNMA Ser 99A AMT
   5.50%, 7/01/19                                         1,355        1,423,238
Cass Lake Sch Dist FGIC
   5.00%, 2/01/26                                         1,760        1,870,370
Chaska Minn Elec Rev
  (Generating Facs) Ser 05A
   5.25%, 10/01/25                                        1,000        1,089,170
Dakota Cnty MFHR
   (Grande Market Place Proj)
   GNMA Ser 02A AMT
   5.40%, 11/20/43                                        4,750        4,898,152
Elk River Indpt Sch Dist
   FSA Ser 03
   7.53%, 2/01/15(a)(b)                                   3,065        3,667,395
Farmington Indpt Sch Dist 192
   FSA Ser 05B
   5.00%, 2/01/24                                         3,875        4,177,288
Golden Valley Hlth Fac
   (Convenant Retirement Cmnty) Ser 99A
   5.50%, 12/01/29                                        1,000        1,046,900
Little Canada MFHR
   (Cedars Lakeside Apts) GNMA Ser 97A
   5.95%, 2/01/32                                         2,650        2,753,642
Minneapolis & St. Paul Arpt Rev
   FGIC Ser 00B AMT
   6.00%, 1/01/21                                         3,455        3,805,475
   MBIA Ser 03A
   5.00%, 1/01/28                                         1,500        1,586,265
Minneapolis Common Bond Fund
   Ser 97-2 AMT
   6.20%, 6/01/17                                         1,485        1,556,176
   Ser 01G-3
   5.45%, 12/01/31                                        1,500        1,592,145
Minneapolis Health Care Sys Rev
   (Fairview Hlth Svcs) Ser 05D
   5.00%, 11/15/30                                        1,000        1,064,850
Minneapolis Hosp Rev
   (Allina Hlth Sys) Ser 02A
   5.75%, 11/15/32                                        1,500        1,626,030
Minneapolis MFHR
   (Bottineau Commons Proj) GNMA Ser 02 AMT
   5.45%, 4/20/43                                         2,000        2,070,900
   (Sumner Field) GNMA Ser 02 AMT
   5.60%, 11/20/43                                        2,505        2,599,689
Minneapolis Pkg Assmt GO
   MBIA Ser 02
   5.25%, 12/01/26                                        2,000        2,200,420
Minnesota Agric & Eco Dev
   (Small Business Loan Proj) AMT
   Ser 96A
   6.75%, 8/01/16                                         1,450        1,509,581
   Ser 00C
   7.25%, 8/01/20                                         1,000        1,078,650
   Ser 00D
   7.25%, 8/01/20                                         1,000        1,078,650

                                                      Principal
                                                         Amount
                                                          (000)            Value
--------------------------------------------------------------------------------
Minnesota Agric & Eco Dev Hlth Fac
   (Benedictine Hlth Sys) MBIA Ser 99
   5.13%, 2/15/29(c)                                  $   4,000    $   4,182,999
   (Evangelical Lutheran Proj) Ser 02
   6.00%, 2/01/22-2/01/27                                 2,880        3,170,439
Minnesota Agric & Economic Dev Brd Rev
   (Prerefunded-Hlth Care Sys) Ser 00A
   6.375%, 11/15/29                                       1,700        1,986,348
Minnesota Higher Ed Fac Auth
   (College Art & Design) Ser 00-5D
   6.75%, 5/01/26                                         1,000        1,100,980
   (Hamline Univ) Ser 99-5B
   6.00%, 10/01/29                                        1,250        1,333,888
   (St Catherine College)
   5.375%, 10/01/32                                       1,000        1,056,620
   (Univ St Thomas) Ser 04-5
   5.00%, 10/01/24                                        1,000        1,058,300
   5.25%, 10/01/34                                        1,000        1,070,930
Minnesota Hsg Fin Agy
   Ser 04A AMT
   13.76%, 1/01/07(a)(b)                                    480         515,362
   Ser 04B AMT
   13.76%, 1/01/07(a)(b)                                    335         360,343
   Ser 04C AMT
   13.01%, 1/01/10(a)(b)                                    860          952,631
Minnesota Mun Pwr Agy Elec
   Ser 04A
   5.25%, 10/01/24                                          500          544,610
Minnetonka MFHR
   (Archer Heights Apts Proj)
   GNMA Ser 99A AMT
   5.30%, 1/20/27                                         1,620        1,683,585
Prior Lake Indpt Sch Dist No. 719
   (School Bldg) Ser 05B FSA
   5.00%, 2/01/23                                         3,350        3,625,169
Sartell Poll Ctl Rev
   (International Paper) Ser 03A
   5.20%, 6/01/27                                         1,000        1,024,020
Scott Cnty MFHR
   (Northridge Apts Proj) MBIA Ser 03
   5.00%, 2/01/34                                         1,000        1,031,740
Seaway Port Auth Duluth
   Indl Dev Dock & Wharf
   (Cargill Inc. Proj) Ser 04
   4.20%, 5/01/13                                         2,150        2,182,852
Shakopee Minn Health Care Facs TBD
   (St Francis Regl Med Ctr) Ser 04
   5.10%, 9/01/25                                           600          625,356
Shoreview MFHR
   (Lexington Shores Proj)
   GNMA Ser 01A AMT
   5.55%, 8/20/42                                         1,445        1,492,541
St. Cloud Hosp Rev (Saint Cloud Hosp) FSA Ser 00A
   5.875%, 5/01/30                                        3,750        4,189,274
St. Paul  MFHR
   (Burlington Apt-8) GNMA
   5.35%, 5/01/31                                         1,550        1,558,262
St. Paul Pkg Auth Rev
   (Block 19 Ramp) FSA Ser 02A
   5.35%, 8/01/29                                         3,075        3,331,670
St. Paul Port Auth Lease Rev
   (Cedar St. Office Building) Ser 03
   5.00%, 12/01/23                                        1,000        1,068,520
   Ser 02
   5.25%, 12/01/27                                        1,725        1,851,632
Waconia Hlth Care Fac Rev
   (Ridgeview Med Ctr) RADIAN Ser 99A
   6.125%, 1/01/29                                        3,415        3,790,172
Western Pwr Agy
  MBIA Ser 03A
   5.00%, 1/01/30                                         2,100        2,213,841
Western Power Agy
   MBIA Ser 03A

                                                      Principal
                                                         Amount
                                                          (000)            Value
--------------------------------------------------------------------------------
   5.00%, 1/01/26                                     $   1,000    $   1,060,820
White Bear Lake MFHR
   (Renova Partners Proj)
   FNMA Ser 01 AMT
   5.60%, 10/01/30                                        1,000        1,043,690
Willmar Hosp Rev
   (Rice Mem Hosp Proj) FSA Ser 02
   5.00%, 2/01/32                                         2,000        2,102,780
                                                                   -------------
Total Long-Term Municipal Bonds
   (cost $89,731,280)                                                 95,459,920
                                                                   -------------
Short-Term Municipal Notes (d)--2.4%
Minnesota--2.4%
Montrose Indl Dev Rev
   (Lyman Lumber Co. Proj) AMT Ser 01
   2.45%, 5/01/26                                         2,000        2,000,000
Waconia Indl Dev Rev
   (Milltronics Mfg Co. Proj) Ser 95
   2.40%, 10/01/16                                          370          370,000
                                                                   -------------
Total Short-Term Municipal Notes
   (cost $2,370,000)                                                   2,370,000
                                                                   -------------
Total Investments--98.6%
  (cost $92,101,280)                                                  97,829,920
Other assets less liabilities--1.4%                                    1,425,234
                                                                   -------------
Net Assets--100%                                                   $  99,255,154
                                                                   -------------

INTREST RATE SWAP CONTRACTS

                                                                    Rate Type
                                                        -----------------------------------       Unrealized
        Swap              Notional      Termination     Payment made by   Payments received      Appreciation/
    Counterparty        Amount (000)        Date         the Portfolio     by the Portfolio     (Depreciation)
--------------------    ------------    ------------    ---------------   -----------------     --------------
  Citigroup, Inc.         $  1,000         6/22/07            BMA               2.962%             $    548

Goldman Sachs & Co.          5,600         2/03/06         76.48% of             BMA*                (4,041)
                                                        1 Month LIBOR+


    JPMorgan                   900         4/05/07            BMA               2.988%                1,572

  Merrill Lynch              5,600         2/03/06            BMA*             85.10% OF             18,060
                                                                            1 Month LIBOR+

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)

(a) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of this security amounted to $5,495,731 or 5.54% of the net assets.
(c) Represents entire or partial position segregated as collateral for interest rate swap.
(d)   Variable rate coupon, rate shown as of June 30, 2005.

      Glossary of Terms:

      AMT          Alternative Minimum Tax
      FGIC         Financial Guaranty Insurance Company
      FNMA         Federal National Mortgage Association
      FSA          Financial Security Assurance, Inc.
      GNMA         Government National Mortgage Association
      MBIA         Municipal Bond Investors Assurance
      MFHR         Multi-Family Housing Revenue
      RADIAN       Radian Group, Inc.

ALLIANCE BERNSTEIN MUNICIPAL INCOME FUND II
NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                      Principal
                                                         Amount
Company                                                   (000)            Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--99.6%
Long-Term Municipal Bonds--99.0%
New Jersey--91.3%
Bergen Cnty Impt Auth Sch Dist Rev
   (Wyckoff Twp Brd Ed Proj) Ser 05
   5.00%, 4/01/25                                     $  1,555     $   1,688,435
Casino Reinvestment Dev Auth
   (Hotel Room Fee Rev) AMBAC Ser 04
   5.25%, 1/01/23                                           600          664,944
Hoboken  Parking Auth
   AMBAC Ser 01A
   5.30%, 5/01/27                                         3,700        4,175,154
Lafayette Yard  Com Dev Corp
   (Conv Ctr Hotel Proj) MBIA Ser 00
   5.80%, 4/01/35(a)                                      2,100        2,374,932
Middlesex Cnty MFHR
   FNMA Ser 01 AMT
   5.25%, 7/01/21                                           750          809,400
Morris-Union Jointure Commn Ctsf Partn
   RADIAN Ser 04
   5.00%, 5/01/24                                         2,200        2,323,970
New Jersey Eco Dev Auth
   FGIC Ser04
   7.579%, 6/15/13(a)                                     5,400        6,459,587
   (American Water Co) FGIC AMT
   6.875%, 11/01/34                                       5,000        5,120,900
   (Anheuser-Busch) Ser 95 AMT
   5.85%, 12/01/30                                        5,000        5,162,200
   (Hackensack Water Co)
   MBIA Ser 94B AMT
   5.90%, 3/01/24(b)                                      4,000        4,061,200
   (Kapkowski Rd) Ser 98B
   6.50%, 4/01/28                                         7,500        8,884,124
   (Kapkowski Rd) Ser 98B AMT
   6.50%, 4/01/31                                         2,085        2,394,060
   (Liberty State Park Proj) Ser A
   5.00%, 3/01/24                                         1,500        1,606,455
   (Masonic Charity Foundation Proj) Ser 01
   5.50%, 6/01/31                                         1,000        1,093,960
   (NUI Corp) ACA Ser 98A AMT
   5.25%, 11/01/33                                        3,700        3,785,803
   (Pub Ser Elec & Gas) MBIA Ser 94A AMT
   6.40%, 5/01/32                                         5,000        5,074,450
   (School Facs Construction) Ser 05K
   5.25%, 12/15/15                                        2,000        2,275,720
New Jersey Eco Dev Auth Hlth Fac
   (Masonic Charity Foundation Proj) Ser 02
   5.25%, 6/01/23(a)                                        540          587,839
New Jersey Eco Dev Auth School Fac
   Ser 04I
   5.25%, 9/01/24                                         2,510        2,849,252
   AMBAC Ser 03
   12.688%, 6/15/21(a)                                    2,250       3,155,850
New Jersey Health Care Facs Fing Auth Rev
   (RWJ  Health Care Corp.) RADIAN Ser 05B
   5.00%, 7/01/25                                           960        1,009,306
   (St. Clare's Hospital, Inc.) RADIAN Ser 04A
   5.25%, 7/01/23                                         2,085        2,228,135
New Jersey Higher Ed
   (Student Loan) MBIA Ser 00A AMT
   6.15%, 6/01/19                                         1,045        1,077,771

                                                      Principal
                                                         Amount
Company                                                   (000)            Value
--------------------------------------------------------------------------------
New Jersey Hlth Care Fac
   (Atlantic City Med Ctr) Ser 02
   5.75%, 7/01/25                                     $   1,875    $   2,014,163
   (Bayshore Cmnty Hosp) RADIAN Ser 02
   5.125%, 7/01/32                                        9,250        9,709,909
   (Capital Health System) Ser 03
   5.00%, 7/01/26                                         1,250        1,276,388
   (Good Shepherd) RADIAN Ser 01A
   5.20%, 7/01/31                                         1,350        1,424,453
   (Kennedy Health System) Ser 01
   5.625%, 7/01/31                                        3,200        3,421,664
   (Newton Memorial Hosp) FSA Ser 01
   5.00%, 7/01/26                                         1,500        1,579,695
   (Palisades Med Ctr) ACA Ser 99
   5.25%, 7/01/28                                         1,000        1,020,180
   (Southern Ocean County Hosp)
   RADIAN Ser 01
   5.125%, 7/01/31                                        4,500        4,725,585
   (Wood Johnson) Ser 00
   5.75%, 7/01/31                                         3,350        3,640,981
New Jersey Hsg & Mtg Fin Agy MFHR
   (Pooled Loan) AMBAC Ser 96A AMT
   6.25%, 5/01/28                                         5,000        5,159,100
   (Rental Hsg) FSA AMT
   Ser 00A1
   6.35%, 11/01/31                                        2,000        2,132,020
New Jersey St Ed Fac Auth
   (Higher Ed Cap Impt) Ser 02A
   5.125%, 9/01/22                                        2,500        2,697,525
   (Princeton Univ) Ser 05A
   5.00%, 7/01/23                                         3,480        3,791,112
   (Ramapo College of New Jersey)
   AMBAC Ser 01D
   5.00%, 7/01/31                                         1,000        1,047,340
   FGIC Ser 04E
   5.00%, 7/01/23-7/01/28(a)                              3,250        3,502,505
New Jersey State Trans Auth
   (Transportation System) Ser 03C
   5.50%, 6/15/24                                         3,750        4,316,513
Newark Hsg Auth
   (Newark Marine Terminal)  MBIA Ser 04
   5.25%, 1/01/21-1/01/22(a)                              3,580        3,957,155
North Hudson Sew Auth
   MBIA Ser 01A
   Zero Coupon, 8/01/24                                  12,340        5,184,034
Port Auth NY & NJ
   (121st) MBIA Ser 00
   5.375%, 10/15/35                                       5,000        5,292,100
   (126th) FGIC Ser 02
   5.25%, 5/15/37                                         2,500        2,676,775
   (140th) Ser 05
   5.00%, 12/01/22                                        5,000        5,503,799
   (JFK Int'l Airport Proj) MBIA Ser 97-6 AMT
   5.75%, 12/01/22                                        7,675        8,260,525
Salem Cnty PCR
   (PSE&G Power) Ser 01A AMT
   5.75%, 4/01/31                                         1,500        1,614,390
Salem Cnty Waste Disp Rev
   (E.I. Dupont) Ser 92A AMT
   6.125%, 7/15/22                                        3,500        3,506,545
South Jersey Port Corp
   (Marine Terminal) AMT
   5.20%, 1/01/23                                         1,000        1,061,020
South Jersey Transportation Auth
   (Raytheon Aircraft Service) Ser 97A AMT
   6.15%, 1/01/22                                           335          342,779
Union Cnty  Impt Auth
   MBIA Ser 03A
   5.25%, 8/15/23                                         2,885        3,176,558

                                                      Principal
                                                         Amount
Company                                                   (000)            Value
--------------------------------------------------------------------------------
Vineland Sewer Rev
   (Landis Sewerage) FGIC Ser 93C
   8.22%, 9/19/19                                     $   3,250    $   4,180,280
                                                                   -------------
                                                                     165,078,540
                                                                   -------------
California--0.6%
California State GO
   5.25%, 11/01/25                                        1,000        1,086,190
                                                                   -------------
Florida--3.1%
Crossings at Fleming Island
   Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                         2,500        2,674,575
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                         1,000        1,094,070
Hammock Bay Cmnty Dev Dist
   (Special Assessment) Ser 04A
   6.15%, 5/01/24                                           500          511,405
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32                                         1,285        1,343,352
                                                                   -------------
                                                                       5,623,402
                                                                   -------------
Illinois--0.9%
Antioch Village Spcl Svc Area
   (Clublands Proj) Ser 03
   6.625%, 3/01/33                                        1,000        1,021,720
Plano Spl Svc Area No.3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                           550          556,892
                                                                   -------------
                                                                       1,578,612
                                                                   -------------
Nevada--1.1%
Henderson Loc Impt Dist
   Ser 03
   5.80%, 3/01/23                                           985        1,015,771
North Las Vegas Cmnty Fac Dist
   (#60  Aliante)
   6.40%, 12/01/22                                          990        1,023,729
                                                                   -------------
                                                                       2,039,500
                                                                   -------------
Ohio--0.3%
Port Auth Columbiana Cnty Ohio Solid Waste Fac Rev
   (Apex Environmental LLC) Ser 04A AMT
   7.125%, 8/01/25                                          500          509,455
                                                                   -------------
Pennsylvania--1.0%
Delaware Riv Jt Toll Bridge Rev
   (PA/NJ Bridge) Ser 03
   5.00%, 7/01/28                                         1,625        1,702,318
                                                                   -------------
Virginia--0.7%
Broad Street Cmnty Dev Dist
   (Parking Fac) Ser 03
   7.50%, 6/01/33                                         1,200        1,332,756
                                                                   -------------
Total Long-Term Municipal Bonds
   (cost $166,259,508)                                               178,950,773
                                                                   -------------

                                                      Principal
                                                         Amount
Company                                                   (000)            Value
--------------------------------------------------------------------------------
Short-Term  Municipal Notes(d)--0.6%
Alaska--0.6%
Valdez Alaska Marine Term Rev
   (BP Pipelines Proj) Ser 03B
   2.30%, 7/01/37
   (cost $1,100,000)                                  $   1,100    $   1,100,000
                                                                   -------------
Total Municipal Bonds & Notes
   (cost $167,359,508)                                               180,050,773
                                                                   -------------
Total Investments--99.6%
   (cost $167,359,508)                                               180,050,773
Other assets less liabilities--0.4%                                      753,827
                                                                   -------------
Net Assets--100%                                                   $ 180,804,600
                                                                   -------------

FINANCIAL FUTURES CONTRACTS

                                                                                                  Value at
                               Number of                 Expiration                                June 30,         Unrealized
          Type                 Contracts     Position      Month           Original Value            2005          Depreciation
-------------------------    ------------   ----------  ------------      ---------------        -----------      --------------
   U.S. Treasury Note                                      Sept
     10 Yr Futures                92           Short       2005             $10,433,877          $10,439,125         $ (5,248)
   U.S. Treasury Note                                      Sept
     10 Yr Swap Futures           20           Short       2005               2,224,925            2,257,500          (32,575)


INTREST RATE SWAP CONTRACTS

                                                                    Rate Type
                                                        -----------------------------------       Unrealized
        Swap              Notional      Termination     Payment made by   Payments received      Appreciation/
    Counterparty        Amount (000)        Date         the Portfolio     by the Portfolio     (Depreciation)
--------------------    ------------    ------------    ---------------   -----------------     --------------
  Citigroup, Inc.         $  1,800         6/22/07            BMA*              2.962%             $    986

Goldman Sachs & Co.         11,700         2/03/06      1 Month LIBOR+           BMA*                (8,443)

    JPMorgan                 1,700         4/05/07            BMA*              2.988%                2,970

  Merrill Lynch              6,000         8/16/05            BMA*              3.63%                74,715

  Merrill Lynch             11,700         2/03/06            BMA*             85.10% OF             37,732
                                                                            1 Month LIBOR+

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $10,203,276 or 5.64% of net assets.
(b) Position segregated to collateralize margin requirements for open futures contracts sold, as follows: New Jersey Portfolio, $ 401,044.
(c) Represents entire or partial position segregated as collateral for interest rate swap.
(d)   Variable rate coupon, rate shown as of June 30, 2005.

      Glossary of Terms:

      ACA               American Capital Access
      AMBAC             American Municipal Bond Assurance Corporation
      AMT               Alternative Minimum Tax
      FGIC              Financial Guaranty Insurance Company
      FNMA              Federal National Mortgage Association
      FSA               Financial Security Assurance, Inc.
      GO                General Obligation
      MBIA              Municipal Bond Investors Assurance
      MFHR              Multi-Family Housing Revenue
      RADIAN            Radian Group, Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                    Principal
                                                       Amount
                                                        (000)             Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--100.8%
Long-Term Municipal Bonds--96.6%
Ohio--87.8%
Akron GO
   MBIA Ser 02
   5.00%, 12/01/23                                  $   1,000     $   1,067,450
Akron Stadium Rev
   (Canal Park) Ser 96
   6.90%, 12/01/16                                      5,000         5,332,900
Brookville Sch Dist GO
   FSA Ser 03
   5.00%, 12/01/26                                      2,000         2,132,640
Canton City Sch Dist
   MBIA Ser 04B
   5.00%, 12/01/22-12/01/23                             2,150         2,318,447
Central Ohio Solid Waste Auth
   AMBAC Ser 04B
   5.00%, 12/01/21                                      2,035         2,208,056
Cincinnati Tech & Cmnty College
   AMBAC 02
   5.00%, 10/01/28                                      5,000         5,311,550
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31                                      2,000         2,131,560
   (Rita Proj)
   5.00%, 11/15/19                                      1,850         1,982,701
Cleveland GO
   Ser 02 MBIA
   5.25%, 12/01/27                                      4,380         4,716,034
   Ser 04 AMBAC
   5.25%, 12/01/24                                      1,200         1,319,508
Columbus Sch Dist
   FGIC Ser 03
   5.00%, 12/01/24-12/01/25                             4,730         5,046,248
Cuyahoga Cnty Hosp Rev
   (UHHS) Ser 00
   7.50%, 1/01/30                                       1,900         2,148,178
Cuyahoga Cnty MFHR
   (Livingston Park Apts) GNMA Ser 02A
   5.45%, 9/20/39                                       1,500         1,554,795
   (Longwood Proj) GNMA Ser 01 AMT
   5.60%, 1/20/43                                       3,620         3,781,742
   (West Tech Apts Proj) GNMA Ser 02A AMT
   5.45%, 3/20/44                                       1,075         1,111,765
Dayton Ohio Arpt Rev
   (James M Cox Dayton Intl) RADIAN Ser 03A
   5.00%, 12/01/23                                      1,280         1,337,062
Dayton Sch Dist
   (Administrative Fac Proj) Ser 03
   6.00%, 12/01/19-12/01/21                             3,040         3,452,047
Delaware City Sch Dist
   MBIA Ser 04
   5.00%, 12/01/19                                      1,340         1,469,417
Dublin Sch Dist GO
   FSA Ser 03
   5.00%, 12/01/22                                      1,500         1,617,195
Erie Cnty Hosp Rev
   (Firelands Med Ctr) Ser 02A
   5.625%, 8/15/32                                      1,500         1,607,820
Fairfield Cnty Hosp Facs Rev
   (Fairfield Med Ctr Proj) RADIAN Ser 03
   5.00%, 6/15/24                                       1,000         1,042,210
Fairview Park Ohio
   MBIA Ser 05
   5.00%, 12/01/25                                      4,000         4,302,240

                                                    Principal
                                                       Amount
                                                        (000)             Value
-------------------------------------------------------------------------------
Franklin Cnty
   (Online Computer Library Ctr) Ser 98A
   5.20%, 10/01/20                                  $   2,800     $   2,959,600
Franklin Cnty MFHR
   (Agler Green) GNMA Ser 02A AMT
   5.65%, 5/20/32                                         770           813,936
   5.80%, 5/20/44                                       1,150         1,210,145
   (Wellington Village Proj)
   GNMA Ser 01A AMT
   5.40%, 2/20/43                                       3,845         3,946,008
Franklin Cnty Ohio Convention Facs Auth
   (Lease Rev Antic Bds) AMBAC Ser 05
   5.00%, 12/01/27                                      3,395         3,642,597
Greater Cleveland Regl Tran Auth
   MBIA Ser 04
   5.00%, 12/01/24                                      1,350         1,455,975
Hamilton Cnty Health Fac
   (Twin Towers) Ser 99A
   5.80%, 10/01/23                                      1,775         1,827,096
Hamilton Cnty Convention Facs Auth Rev
   FGIC Ser 04
   5.00%, 12/01/23(a)                                   1,330         1,434,950
Hamilton Cnty Sales Tax
   AMBAC Ser 00B
   5.25%, 12/01/32(b)                                  13,185        14,127,199
Hamilton City Sch Dist MBIA
   5.00%, 12/01/24                                      1,000         1,077,680
Hilliard Sch Dist
   (Sch Constr) MBIA
   5.00%, 12/01/26                                      1,850         1,996,298
Lucas Cnty Health Fac
   (Altenheim Proj) GNMA Ser 99
   5.50%, 7/20/40                                       3,200         3,403,424
Madeira City Sch Dist GO
   MBIA Ser 04
   5.00%, 12/01/22-12/01/23                             2,665         2,889,324
Oak Hills Loc Sch Dist
   FSA Ser 05
   5.00%, 12/01/25                                      1,000         1,078,200
Ohio Air Quality Dev Auth PCR
   (Dayton Pwr & Lt) Ser 92B
   6.40%, 8/15/27                                       2,000         2,008,620
   (Toledo Edison Co) Ser 97A AMT
   6.10%, 8/01/27                                       5,000         5,220,150
Ohio Capital Corp MFHR
   (Rental Hsg) MBIA Ser 95E Pre Re
   6.35%, 1/01/22                                         755           777,250
Ohio Hsg Fin Agy MFHR
   (Park Trails Apt) AMBAC Ser 01A AMT
   5.50%, 12/01/34                                      1,670         1,738,119
Ohio Hsg Fin Agy SFMR
   (Mortgage Rev) GNMA  AMT
   Ser 02
   5.375%, 9/01/33                                      2,830         2,891,439
   Ser 02-A3
   5.50%, 9/01/34                                       1,775         1,841,864
   Ser 02A-2
   5.60%, 9/01/34                                         795           819,844
Ohio Sewer & Solid Waste Disp Facs
   (Anheuser-Busch) Ser 01 AMT
   5.50%, 11/01/35                                      3,000         3,163,230
Ohio St Bldg Auth
   (Adult Correctl Proj) MBIA Ser 04A
   5.00%, 4/01/22                                       2,975         3,215,142
   (St Facs-Admin Bldg Fd Proj) Ser 05A
   5.00%, 4/01/24                                       1,500         1,618,635
Ohio State GO
   Ser 04A
   5.00%, 6/15/22                                       3,000         3,237,630
Ohio State School Dist
   FGIC Ser 03A
   7.589%, 3/15/15(c)(d)                                6,300         7,582,049

                                                    Principal
                                                       Amount
                                                        (000)             Value
-------------------------------------------------------------------------------
Ohio State University
   MBIA Ser 04
   5.00%, 12/01/22                                  $   1,950     $   2,109,959
Ohio Wtr Dev Auth
   (Anheuser-Busch) Ser 99 AMT
   6.00%, 8/01/38                                       2,250         2,374,133
   (North Star BHP Steel) Ser 95 AMT
   6.45%, 9/01/20                                       3,425         3,512,680
Ohio Wtr Dev Auth PCR
   (Cleveland Electric) Ser 97A AMT
   6.10%, 8/01/20                                       2,000         2,124,760
Pinnacle Comnty Fin Auth
   Series A
   6.00%, 12/01/22                                      2,155         2,245,618
Port Auth Columbiana Cnty Ohio Solid Waste Fac Rev
   (Apex Environmental LLC) Ser 04A AMT
   7.125%, 8/01/25                                        500           509,455
Princeton Sch Dist
   MBIA Ser 03
   5.00%, 12/01/24                                      1,600         1,714,352
Riversouth Auth Rev
   (Area Redevelopment) Series 04A
   5.25%, 12/01/21-12/01/22                             2,000         2,221,220
Steubenville Hosp Rev
   (Trinity Hlth) Ser 00
   6.50%, 10/01/30                                      2,500         2,787,450
Toledo School Dist
   FGIC Ser 03B
   5.00%, 12/01/23                                      2,940         3,161,000
Toledo-Lucas Cnty Port Auth
   (Cargill, Inc. Project) Ser 04B
   4.50%, 12/01/15                                      2,500         2,607,600
   (Crocker Park Proj) Ser 03
   5.375%, 12/01/35                                     5,000         5,420,600
Toledo-Lucas Cnty Port Fac
   (CSX Transportation) Ser 92
   6.45%, 12/15/21                                      1,270         1,503,159
                                                                  -------------
                                                                    168,966,227
                                                                  -------------
California--1.7%
California State GO
   5.20%, 4/01/26                                       1,000         1,076,220
   5.25%, 4/01/29                                       2,000         2,162,740
                                                                  -------------
                                                                      3,238,960
                                                                  -------------
Florida--3.9%
Collier Cnty Cmnty Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18                                       1,460         1,532,358
Collier Cnty IDR
   (Southern States Utils) Ser 96 AMT
   6.50%, 10/01/25                                      1,500         1,580,715
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                       2,000         2,139,660
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                         965         1,055,778
Hammock Bay Cmnty Dev Dist - Flaspl Assmt Rev
   Ser 04A
   6.15%, 5/01/24                                         500           511,405
Manatee Cnty Cmnty Dev Dist
   (Heritage Harbor South) Ser 02B
   5.40%, 11/01/08                                        670           676,218
                                                                  -------------
                                                                      7,496,134
                                                                  -------------

                                                    Principal
                                                       Amount
                                                        (000)             Value
-------------------------------------------------------------------------------
Illinois--0.8%
Antioch Village Spl Svc Area
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33                                  $   1,000     $   1,021,720
Plano Spl Svc Area No 3 SPL Tax
   (Lakewood Springs Project) Ser A
   5.95%, 3/01/28                                         565           572,079
                                                                  -------------
                                                                      1,593,799
                                                                  -------------
Puerto Rico--2.4%
Puerto Rico Tobacco Settlement Rev
   (Childrens Trust Fund) Ser 00
   6.00%, 7/01/26                                       4,000         4,540,000
                                                                  -------------
                                                                      4,540,000
                                                                  -------------
Total Long-Term Municipal Bonds
   (cost $ 175,505,308)                                             185,835,120
                                                                  -------------
Short-Term Municipal Notes(e)--4.2%
Alaska--1.1%
Valdez Alaska Marine Term Rev
   Ser 03B
   2.30%, 7/01/37                                       2,000         2,000,000
                                                                  -------------
California--1.0%
California Dept Water Res Pwr Supply Rev
   Ser 02 B-1
   2.22%, 5/01/22                                         500           500,000
California Economic Recovery
   Ser 04 C-7
   2.15%, 7/01/23                                       1,500         1,500,000
                                                                  -------------
                                                                      2,000,000
                                                                  -------------
Minnesota--0.8%
Dakota Cnty Cmnty Dev Agy Multi Family Hsg Rev
   (Regatta Commons Proj) Ser 03A AMT
   2.45%, 1/01/38                                       1,500         1,500,000
                                                                  -------------
New York--0.5%
Port Authority NY & NJ
   (Versatile Structure) Ser 95-3
   2.29%, 6/01/20                                       1,000         1,000,000
                                                                  -------------
Ohio--0.8%
Ohio Wtr Dev Auth PCR
   (Edison Co. Proj) Series 88B AMT
   2.37%, 9/01/18                                       1,000         1,000,000
Paulding Cnty Solid Waste Disp Rev
   (Lafarge Corp Proj) Ser 96 AMT
   2.36%, 8/01/26                                         500           500,000
                                                                  -------------
                                                                      1,500,000
Total Short-Term Municipal Notes
   (cost $ 8,000,000)                                                 8,000,000
                                                                  -------------
Total Investments--100.8%
   (cost $183,505,308)                                              193,835,120
Other assets less liabilities--(0.8%)                                (1,445,230)
                                                                  -------------
Net Assets--100%                                                  $ 192,389,890
                                                                  -------------

FINANCIAL FUTURES CONTRACTS

                                                                                                  Value at
                               Number of                 Expiration                                June 30,         Unrealized
          Type                 Contracts     Position      Month           Original Value            2005          Appreciation
-------------------------    ------------   ----------  ------------      ---------------        -----------      --------------
   U.S. Treasury Note                                    September
     10 Yr Futures                54           Short       2005             $ 6,114,613          $ 6,127,313         $ 12,700

INTEREST RATE SWAP CONTRACTS

                                                                    Rate Type
                                                        -----------------------------------       Unrealized
        Swap              Notional      Termination     Payment made by   Payment received      Appreciation/
    Counterparty        Amount (000)        Date         the Portfolio     by the Portfolio     (Depreciation)
--------------------    ------------    ------------    ---------------   -----------------     --------------
  Citigroup, Inc.         $  2,000         6/22/07            BMA*              2.962%             $  1,096

                                                          76.48% of
Goldman Sachs & Co.         11,100         2/03/06      1 Month LIBOR+           BMA*                (8,010)

    JPMorgan                 1,800         4/05/07            BMA*              2.988%                3,145

  Merrill Lynch              2,000         9/13/05            BMA*              3.46%                (5,305)

  Merrill Lynch              4,300        10/04/05            BMA*              3.758%               96,599

  Merrill Lynch              1,025        10/04/05            BMA*              3.745%               21,908

  Merrill Lynch             11,100         2/03/06            BMA*             85.10% OF             35,797
                                                                            1 Month LIBOR+


CREDIT DEFAULT SWAP CONTRACTS

                                            Notional
Swap Counterparty &              Amount      Interest    Termination     Unrealized
Referenced Obligation           (000's)        Rate          Date       Appreciation
------------------------------------------------------------------------------------
Buy Contracts:
--------------

Merrill Lynch
Commonwealth of Puerto Rico
5.00%, 7/01/18                  $   900        0.15%       6/20/10         $   961

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)

(a) Position, or portion thereof with an aggregate market value of $59,340 has been segregated to collateralize margin requirements for open futures contracts.
(b) Represents entire or partial position segregated as collateral for interest rate swap.
(c) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of this security amounted to $7,582,049 or 3.94% of the net assets.
(e)   Variable rate coupon, rate shown as of June 30, 2005.

      Glossary of Terms:

      AMBAC             American Municipal Bond Assurance Corporation
      AMT               Alternative Minimum Tax
      FGIC              Financial Guaranty Insurance Company
      FSA               Financial Security Assurance, Inc.
      GNMA              Government National Mortgage Association
      GO                General Obligation
      IDR               Industrial Development Revenue
      MBIA              Municipal Bond Investors Assurance
      MFHR              Multi-Family Housing Revenue
      PCR               Pollution Control Revenue
      RADIAN            Radian Group, Inc.
      SFMR              Single Family Mortgage Revenue
      TBD               To Be Determined.

ALLIANCE BERNSTEIN MUNICIPAL INCOME FUND II
PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                      Principal
                                                         Amount
                                                          (000)            Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--95.3%
Long-Term Municipal Bonds--92.0%
Pennsylvania--73.9%
Allegheny Cnty Arpt Rev
   MBIA Ser 97 AMT
   5.75%, 1/01/10                                     $   2,540    $   2,742,514
Allegheny Cnty GO
   FGIC Ser 05C-57
   5.00%, 11/01/23                                        6,390        6,887,844
Allegheny Cnty Higher Ed
   (Thiel College) ACA Ser 99A
   5.375%, 11/15/19 - 11/15/29                            2,500        2,591,730
Allegheny Cnty Hlth Fac
   (South Hills Hlth) Ser 00B
   6.75%, 5/01/25                                         1,555        1,664,628
Allegheny Cnty Hlth Rev
   (Residential Resources) Ser 01
   6.60%, 9/01/31                                         1,595        1,696,123
Allegheny Cnty PCR
   (USX Corp.) Ser 98
   5.50%, 12/01/29                                        2,680        2,816,037
Allegheny Cnty San Auth Swr Rev
MBIA Ser 05A
   5.00%, 12/01/25                                        3,000        3,234,600
Allegheny Cnty Redev Auth Rev
   (Pittsburgh Mills Proj)
   5.60%, 7/01/23                                         1,500        1,589,865
Butler Cnty
   FGIC Ser 03
   5.25%, 7/15/26                                         1,625        1,838,233
Chester Upland Sch Dist
   4.30%, 5/15/14                                         1,705        1,707,881
Crawford Cnty Hlth Fac
   (Wesbury Methodist) Ser 99
   6.25%, 8/15/29                                         1,600        1,642,784
Delaware Cnty Higher Ed
   (Eastern College) Ser 99
   5.625%, 10/01/28                                       2,500        2,534,400
Ephrata  Area Sch Dist FGIC
   5.00%, 3/01/22                                         1,000        1,080,210
Harrisburg Arpt Auth
   (Susquehanna Arpt Proj) Ser 99 AMT
   5.50%, 1/01/24                                         3,490        3,276,761
Lancaster Swr Auth Rev
   MBIA Ser 04
   5.00%, 4/01/22                                         1,330        1,433,275
Lehigh Northampton Airport Rev
   MBIA Ser 00 AMT
   6.00%, 5/15/30                                         4,400        4,852,188
Lycoming Cnty Higher Ed
   (College of Technology) AMBAC Ser 02
   5.25%, 5/01/32                                         2,250        2,392,808
Montgomery Cnty Higher Ed
   (Beaver College) RADIAN Ser 99
   5.70%, 4/01/27                                         6,000        6,341,759
Montgomery Cnty Hospital Rev
   (Abington Memorial Hosp) Ser 02A
   5.125%, 6/01/32                                        3,000        3,117,330
Montgomery Cnty Indl Dev Auth Rev
   (Whitemarsh Continuing Care)
   6.00%, 2/01/21                                           415          432,048
Pennsylvania Eco Dev Auth
   (30th St Station) ACA Ser 02 AMT
   5.875%, 6/01/33                                        3,485        3,740,590

                                                      Principal
                                                         Amount
                                                          (000)            Value
--------------------------------------------------------------------------------
Pennsylvania Eco Dev Auth
   (Amtrak) Ser 01A AMT
   6.375%, 11/01/41                                   $   5,000    $   5,331,000
Pennsylvania Higher Ed
   (Dickinson College) RADIAN Ser 03AA-1
   5.00%, 11/01/26                                        1,000        1,044,200
   (UPMC Health Sys) Ser 01A
   6.00%, 1/15/31                                         2,405        2,665,654
Pennsylvania Hsg Fin Agy SFMR
   Ser 99-67A
   5.90%, 10/01/30(a)                                    12,040       12,422,751
   (Mortgage Rev) AMT
   Ser 02-74B
   5.25%, 4/01/32                                         3,225        3,288,855
Pennsylvania Higher Edl Facs Auth Rev
   (Univ Health Sys) AMBAC Ser 05A
   5.00%, 8/15/20                                         2,000        2,178,760
Philadephia Gas Wks Rev
   AGC Ser 04A-1
   5.25%, 9/01/19                                         1,015        1,101,661
Philadelphia Ind Dev Rev
   FSA Ser 03
   16.18%, 10/01/10(b)(c)                                 1,600        2,093,360
Philadelphia Redev Auth Rev
   (Neighborhood Transformation) FGIC Ser 05C
   5.00%, 4/15/28                                         3,160        3,366,000
Philadelphia Sch Dist Lease Rev
   FSA Ser 03
   5.25%, 6/01/26                                         5,000        5,423,250
Pittsburgh  Pub Pkg Auth Pkg Rev
   FGIC Ser 05A
   5.00%, 12/01/19 - 12/01/25                             3,435        3,692,605
FGIC Ser 05B
   5.00%, 12/01/23                                        3,900        4,198,116
Pittsburgh Urban Redev Auth SFMR
   (Mortgage Rev) FHA  AMT
   Ser 97A
   6.25%, 10/01/28                                          790          820,652
Potter Cnty Hosp Rev
   (Charles Cole Memorial) RADIAN Ser 96
   6.05%, 8/01/24                                         4,340        4,506,439
Southcentral Gen Auth Rev
   (Wellspan Health)
   5.25%, 5/15/31                                         3,850        4,196,308
   (Pre-refunded Wellspan Health)
   5.25%, 5/15/31                                           850          952,825
State Pub Sch Bldg Auth Sch Rev
   (Colonial Northampton Inter Unit 20)
   FGIC Ser 05
   5.00%, 5/15/26                                         2,025        2,161,303
                                                                   -------------
                                                                     117,057,347
                                                                   -------------

California--0.7%
   California State GO
   5.00%, 2/01/33                                         1,000        1,052,630
                                                                   -------------

                                                      Principal
                                                         Amount
                                                          (000)            Value
--------------------------------------------------------------------------------
Florida--5.2%
Collier Cnty Cmnty Dev Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18                                     $   1,225    $   1,285,711
Collier Cnty IDR
   (Southern States Utils) Ser 96 AMT
   6.50%, 10/01/25                                        2,000        2,107,620
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                         2,000        2,139,660
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                         1,045        1,143,303
Hammock Bay Cmnty Dev Dist - Fla Spl
   Assmt Rev
   Ser 04A
   6.15%, 5/01/24                                           440          450,036
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32                                           990        1,034,956
                                                                   -------------
                                                                       8,161,286
                                                                   -------------
Guam--0.3%
Guam Intl Arpt Auth
   MBIA Ser 03B
   5.25%, 10/01/23                                          500          550,085
                                                                   -------------
Illinois--1.6%
Antioch Village Spl Svc Area
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33                                        1,000        1,021,720
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                           465          470,826
Yorkville Cmnty Fac Dist
   (Raintree Village Proj) Ser 03
   6.875%, 3/01/33                                        1,000        1,053,680
                                                                   -------------
                                                                       2,546,226
                                                                   -------------
New Jersey--3.7%
New Jersey Economic Dev Auth Rev
   (Cigarette Tax) FGIC Ser 04
   5.00%, 6/15/12                                         5,375        5,888,743
                                                                   -------------

Puerto Rico--5.3%
Puerto Rico Comwlth
   Hwy & Trans Auth Rev
   FGIC Ser 03
   8.13%, 7/01/14(b)(c)                                   3,265        4,137,963
   FSA Ser 02D
   5.00%, 7/01/27                                         4,000        4,249,200
                                                                   -------------
                                                                       8,387,163
                                                                   -------------

                                                      Principal
                                                         Amount
                                                          (000)            Value
--------------------------------------------------------------------------------
Virgin Islands--1.3%
Virgin Islands Pub Fin Auth Rev
   ACA Ser 03
   5.00%, 10/01/31                                    $   1,250    $   1,302,475
Virgin Islands Pub Fin Auth Rev(b)(c)
   FSA Ser 03A
   15.06%, 10/01/13                                          85          135,414
   FSA Ser 03B
   15.06%, 10/01/14                                          50           81,888
   FSA Ser 03C
   16.32%, 10/01/15                                          70          120,154
   FSA Ser 03D
   16.32%, 10/01/16                                         180          302,830
   FSA Ser 03E
   16.32%, 10/01/17                                         115          190,277
                                                                   -------------
                                                                       2,133,038
                                                                   -------------
Total Long-Term Municipal Bonds
   (cost $136,986,307)                                               145,776,518
                                                                   -------------
Short-Term Municipal Notes(d) - 3.3%
Pennsylvania-3.3%
Pennsylvania Hsg Fin Agy SFMR
   (Mortgage Rev) FSA Ser 03 AMT
   3.06%, 6/01/08(c)                                      5,200        5,200,000
                                                                   -------------
Total Short-Term Municipal Notes
   (cost $5,200,000)                                                   5,200,000
                                                                   -------------
Total Investments--95.3%
   (cost $142,186,307)                                               150,976,518
Other assets less liabilities--4.7%                                    7,426,021
                                                                   -------------
Net Assets--100%                                                   $ 158,402,539
                                                                   -------------

INTEREST RATE SWAP CONTRACTS

                                                                    Rate Type
                                                        -----------------------------------       Unrealized
        Swap              Notional      Termination     Payment made by   Payments received      Appreciation/
    Counterparty        Amount (000)        Date         the Portfolio     by the Portfolio     (Depreciation)
--------------------    ------------    ------------    ---------------   -----------------     --------------
  Citigroup, Inc.         $  1,600         6/22/07            BMA*              2.962%             $    877

                                                          76.48% of
Goldman Sachs & Co.          9,900         2/03/06      1 Month LIBOR+           BMA*                (7,144)

  Merrill Lynch              2,700        10/04/05            BMA*              3.758%               60,655

  Merrill Lynch              1,800        10/05/05            BMA*              3.735%               36,902

  Merrill Lynch              9,900         2/03/06            BMA*             85.10% OF             31,927
                                                                            1 Month LIBOR+

    JPMorgan                 1,500         4/05/07            BMA*              2.988%                2,621


CREDIT DEFAULT SWAP CONTRACTS

                               Notional
Swap Counterparty &              Amount      Interest    Termination     Unrealized
Referenced Obligation           (000's)        Rate          Date       Appreciation
------------------------------------------------------------------------------------
Buy Contracts
-------------

Merrill Lynch
Commonwealth of Puerto Rico
5.00%, 07/01/18                 $  700         0.15%       6/20/10         $   740

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)

(a) Represents entire or partial position segregated as collateral for interest rate swap.
(b) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $12,261,886 or 7.74% of net assets.
(d)   Variable rate coupon, rate shown as of June 30, 2005.

      Glossary of Terms:

      AMBAC             American Municipal Bond Assurance Corporation
      AMT               Alternative Minimum Tax
      FGIC              Financial Guaranty Insurance Company
      FHA               Federal Housing Authority
      FHLMC             Federal Home Loan Mortgage Corporation
      FSA               Financial Security Assurance, Inc.
      GO                General Obligation
      MBIA              Municipal Bond Investors Assurance
      PCR               Pollution Control Revenue
      RADIAN            Radian Group, Inc.
      SFMR              Single Family Mortgage Revenue

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2005 (unaudited)

                                                    Principal
                                                       Amount
Company                                                 (000)            Value
------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES--104.4%
Long-Term Municipal Bonds--95.8%
Virginia--84.8%
Albemarle Cnty Ed Fac
   (The Convent School) Ser 01A
   7.50%, 7/15/23                                   $     500    $     553,970
   7.75%, 7/15/32                                       4,260        4,729,452
Alexandria MFHR
  (Buckingham Village Apts) Ser 96A AMT
   6.15%, 1/01/29                                       4,000        4,098,880
Arlington Cnty Hosp Rev
   (Arlington Health Sys) Ser 01
   5.25%, 7/01/31                                       5,900        6,194,115
Arlington Cnty IDR Sewer Rev
   (Ogden Martin) FSA Ser 98B AMT
   5.25%, 1/01/09                                       2,295        2,459,712
Arlington Cnty MFHR
   (Arlington View Terrace)
   FNMA Ser 01 AMT
   5.15%, 11/01/31                                      1,550        1,622,463
Bell Creek Cmnty Dev Dist
   Ser 03A
   6.75%, 3/01/22                                         900          940,230
Broad Street Cmnty Dev Dist
   (Parking Fac) Ser 03
   7.50%, 6/01/33                                       1,500        1,665,945
Celebrate VA North Cmnty Dev Dist
   Ser 03B
   6.60%, 3/01/25                                       1,250        1,306,163
Chesterfield Cnty
   (VA Elec & Pwr Co) Ser 02
   5.875%, 6/01/17                                      3,800        4,241,674
Dinwiddie Cnty Indl Dev Auth
   (Lease Rev) MBIA Ser 04B
   5.00%, 2/15/24                                       2,100        2,253,153
Dulles Town Cmnty Dev Auth
   (Dulles Town Ctr Proj) Ser 98
   6.25%, 3/01/26                                       2,055        2,119,856
Fairfax Cnty Va Swr Rev
   Ser 04A
   7.473%, 7/15/13(a)(b)                                1,580        1,930,128
   Ser 04B
   7.473%, 7/15/14(a)(b)                                1,665        2,051,380
   Ser 04C
   7.473%, 7/15/15(a)(b)                                1,760        2,159,802
Fairfax Water Auth Rev
   Ser 02
   5.00%, 4/01/32(c)                                    3,380        3,565,393
Greater Richmond Hotel Tax Rev
   (Convention Ctr Proj) Ser 00
   6.25%, 6/15/32                                       6,000        6,923,100
Hampton Convention Ctr Rev
   AMBAC Ser 02
   5.00%, 1/15/35(d)                                    5,150        5,420,221
Harrisonburg MFHR
   (Battery Heights Assoc) GNMA Ser 96A
   6.25%, 4/20/36                                       5,185        5,345,631
Harrisonburg MFHR
   (Greens of Salem Run) FSA Ser 97 AMT
   6.30%, 4/01/29                                       1,140        1,191,973
Henry Cnty Hosp Rev
   (Memorial Hosp Martinsville & Henry)
   Ser 97
   6.00%, 1/01/27                                       1,250        1,321,325

                                                    Principal
                                                       Amount
Company                                                 (000)            Value
------------------------------------------------------------------------------

Isle Wight Cnty Solid Waste Rev
   (Union Camp Corp) Ser 94 AMT
   6.55%, 4/01/24                                   $   4,000    $   4,061,120
James City Cnty Solid Waste Rev
   (Anheuser Busch Proj) Ser 97 AMT
   6.00%, 4/01/32                                       4,200        4,365,480
Metropolitan Washington Arpt Rev
   Ser 97B AMT
   5.50%, 10/01/23                                      9,410        9,674,326
Newport News Hlth Care Fac
   (Mennowood) GNMA Ser 96A
   6.25%, 8/01/36                                       2,590        2,704,944
Newport News MFHR
   (Walker Village Proj) GNMA Ser 02A AMT
   5.55%, 9/20/34                                       1,880        1,964,882
   5.65%, 3/20/44                                       1,660        1,726,516
Norfolk Arpt Auth Rev
   FGIC Ser 01B AMT
   5.30%, 7/01/25                                      10,000       10,538,999
   (Air Cargo) Ser 02 AMT
   6.25%, 1/01/30                                       1,000        1,036,180
Northwestern Regl Jail Auth Facs Rev MBIA
   5.00%, 7/01/25                                       1,500        1,613,535
Pocahontas Pkwy Assoc Toll Rd Rev
   Ser 98B
   Zero Coupon, 8/15/15                                   750          440,265
Portsmouth Util Rev
   FGIC Ser 01B
   5.00%, 6/01/26                                       1,500        1,540,260
Prince William MFHR
   (Woodwind Gables)
   AMBAC Ser 01A  AMT
   5.30%, 12/01/34                                      2,860        2,977,861
Staunton Ed Fac
   (Mary Baldwin College) Ser 96
   6.75%, 11/01/21                                      3,645        3,782,526
Upper Occoquan Sew Auth Rev FSA
   5.00%, 7/01/25                                       2,500        2,710,575
Virginia Beach MFHR
   (Beth Sholom Terrace) GNMA Ser 02
   5.40%, 4/01/44                                       2,900        3,080,148
Virginia Biotechnology Auth
   (Consolidated Laboratories Proj) Ser 01
   5.00%, 9/01/21                                       4,170        4,458,564
Virginia Hsg Dev Auth MFHR
   (Rental Hsg)
   Ser 99 AMT
   5.95%, 2/01/23                                       5,525        5,798,874
   Ser 02B AMT
   5.50%, 4/01/27                                       5,000        5,201,250
Virginia Hsg Dev Auth SFMR
   (Mortgage Rev) Ser 01D AMT
   5.40%, 6/01/24                                       3,155        3,280,727
Virginia Port Auth Rev
   (Newport News) Ser 02 AMT
   5.00%, 7/01/27                                       1,000        1,048,040
   5.125%, 7/01/24                                      4,000        4,251,920
Virginia Sewer Rev
   (Hopwell Wastewtr Fac) Ser 95A AMT
   6.00%, 10/01/25                                      1,375        1,408,578
                                                                 -------------
                                                                   139,760,136
                                                                 -------------
California--1.7%
California State GO
   5.00%, 2/01/33                                       1,615        1,710,543
   5.25%, 4/01/29                                       1,000        1,081,370
                                                                 -------------
                                                                     2,791,913
                                                                 -------------

                                                    Principal
                                                       Amount
Company                                                 (000)            Value
------------------------------------------------------------------------------
Florida--2.0%
Fleming Island Plantation Cmnty Dev Dist
   Ser 00B
   7.375%, 5/01/31                                  $   3,000    $   3,261,210
                                                                 -------------
Illinois--0.9%
Plano Ill Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                         465          470,826
Yorkville Cmnty Fac Dist
   (Raintree Village Project) Ser 03
   6.875%, 3/01/33                                      1,000        1,053,680
                                                                 -------------
                                                                     1,524,506
                                                                 -------------
New Jersey--3.3%
Garden State Preservation Tr
   (Open Space & Farmland) Ser 05A
   5.80%, 11/01/16                                      4,600        5,391,430
                                                                 -------------
Puerto Rico--2.1%
Puerto Rico Comwlth Hwy & Tran Auth Rev
   FGIC Ser 03
   8.127%, 7/01/14(a)(b)                                1,800        2,281,266
Puerto Rico Elec Pwr Auth
   XLCA Ser 02-1
   5.25%, 7/01/22                                       1,100        1,206,931
                                                                 -------------
                                                                     3,488,197
                                                                 -------------
South Carolina--1.0%
South Carolina Pub Svc Auth Rev
   Ser 05A
   5.25%, 1/01/21                                       1,500        1,652,220
                                                                 -------------
Total Long-Term Municipal Bonds
   (cost $149,089,876)                                             157,869,612
                                                                 -------------
Short-Term Municipal Notes(e)--8.6%
Alaska--1.2%
Valdez Alaska Marine Term Rev
   (BP Pipelines Proj) Ser 03B
   2.30%, 7/01/37                                       1,900        1,900,000
                                                                 -------------
Mississippi--1.5%
Jackson Cnty Port Fac Rev
   (Chevron USA Inc. Proj)
   2.30%, 6/01/23                                       2,500        2,500,000
                                                                 -------------
New York--1.0%
New York City Transitional Finance Authority
   (NYC Recovery)
   Ser 3
   2.26%, 11/01/22                                      1,000        1,000,000
   (Future Tax Secd)
   Ser 98C
   2.18%, 5/01/28                                         600          600,000
                                                                 -------------
                                                                     1,600,000
                                                                 -------------

Utah--0.6%
Salt Lake County Pollution Ctl Rev
   (Svc Station holdings Proj)
   2.30%, 2/01/08                                       1,000        1,000,000
                                                                 -------------

                                                    Principal
                                                       Amount
Company                                                 (000)            Value
------------------------------------------------------------------------------

Virginia--4.3%
Loudoun Cnty Indl Dev Auth
   (Howard Hughes Med)
   Ser 03A
   2.30%, 2/15/38                                   $     800    $     800,000
   Ser 03C
   2.48%, 2/15/38                                         500          500,000
Richmond Indl Dev Auth
   (Church Schools)
   2.24%, 5/01/35                                       5,800        5,800,000
                                                                 -------------
                                                                     7,100,000
                                                                 -------------
Total Short-Term Municipal Notes
   (cost $14,100,000)                                               14,100,000
                                                                 -------------
Total Investments--104.4%
   (cost $163,189,876)                                             171,969,612
Other assets less liabilities--(4.4%)                               (7,310,603)
                                                                 -------------
Net Assets--100%                                                 $ 164,659,009
                                                                 -------------


FINANCIAL FUTURES CONTRACTS

                                                                                                  Value at
                               Number of                 Expiration                                June 30,         Unrealized
          Type                 Contracts     Position      Month           Original Value            2005          Appreciation
-------------------------    ------------   ----------  ------------      ---------------        -----------      --------------
   U.S. Treasury Note                                    September
     10 Yr Futures                16           Long         2005            $ 1,804,310          $ 1,815,500         $ 11,190

INTREST RATE SWAP CONTRACTS

                                                                    Rate Type
                                                        -----------------------------------       Unrealized
    Swap                  Notional      Termination     Payment made by   Payments received      Appreciation/
Counterparty            Amount (000)        Date         the Portfolio     by the Portfolio     (Depreciation)
--------------------    ------------    ------------    ---------------   -----------------     --------------
Citigroup, Inc.           $  1,600         6/22/07            BMA               2.962%             $    877

                                                          76.48% of
Goldman Sachs & Co.          9,400         2/03/06      1 Month LIBOR+           BMA*                (6,783)

JPMorgan                     1,500         4/05/07            BMA               2.988%                2,621

Merrill Lynch                1,025        10/04/05            BMA               3.745%               21,908

Merrill Lynch                2,000        10/05/05            BMA               3.735%               41,002

Merrill Lynch                9,400         2/03/06            BMA*             85.10% OF             30,314
                                                                            1 Month LIBOR+

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)

CREDIT DEFAULT SWAP CONTRACTS

                                Notional
Swap Counterparty &              Amount      Interest    Termination     Unrealized
Referenced Obligation           (000's)        Rate          Date       Appreciation
------------------------------------------------------------------------------------
Buy Contracts:
--------------

Merrill Lynch
Commonwealth of Puerto Rico
5.00%, 7/01/18                     800         0.15%       6/20/10         $   854

(a) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates..
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of this security amounted to $8,422,576 or 5.12% of the net assets.
(c) Position or portion thereof with an aggregate market value of $15,823 has been segregated to collateralize margin requirements for open futures contracts.
(d) Represents entire or partial position segregated as collateral for interest rate swap.
(e)   Variable rate coupon, rate shown as of June 30, 2005.

      Glossary of Terms:

      AMBAC             American Municipal Bond Assurance Corporation
      AMT               Alternative Minimum Tax
      FGIC              Financial Guaranty Insurance Company
      FHA               Federal Housing Authority
      FNMA              Federal National Mortgage Association
      FSA               Financial Security Assurance, Inc.
      GNMA              Government National Mortgage Association
      GO                General Obligation
      IDR               Industrial Development Revenue
      MBIA              Municipal Bond Investors Assurance
      MFHR              Multi-Family Housing Revenue
      SFMR              Single Family Mortgage Revenue
      XLCA              XL Capital Assurance, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date:  August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date:  August 23, 2005

By:    /s/ Mark D. Gersten
       -------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer

Date:  August 23, 2005